UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 42.7%
Aerospace/Defense – 0.3%
General Dynamics Corp.
$1,525,000	1.000%	11/15/17	$ 1,479,129

Banks – 19.7%
Abbey National Treasury Services PLC
1,675,000	2.875	04/25/14	1,686,455
ABN AMRO Bank NV(a)(b)
3,950,000	1.036	10/28/16	3,955,925
Australia & New Zealand Banking Group Ltd.
3,475,000	0.900	02/12/16	3,470,231
Bank of America Corp.
3,650,000	6.000	09/01/17	4,158,349
Bank of Montreal(a)
2,325,000	0.498	09/24/15	2,326,221
Bank of Nova Scotia
2,625,000	0.750	10/09/15	2,632,583
Bank of Scotland PLC(b)
100,000	5.250	02/21/17	111,533
Bank of Tokyo-Mitsubishi UFJ Ltd.(b)
1,800,000	1.000	02/26/16	1,791,835
BPCE SA(a)
1,800,000	1.488	04/25/16	1,823,423
Branch Banking & Trust Co.(a)(c)
3,425,000	0.568	10/28/15	3,429,946
Capital One Bank USA NA(c)
2,075,000	1.150	11/21/16	2,062,360
Capital One Financial Corp.
1,775,000	2.125	07/15/14	1,789,069
Citigroup, Inc.
2,030,000	3.953	06/15/16	2,158,937
1,425,000	6.125	11/21/17	1,641,666
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA(a)
3,450,000	0.723	03/18/16	3,459,895
Credit Agricole SA(a)(b)
2,975,000	1.096	10/03/16	2,983,059
Fifth Third Bank(a)(c)
3,725,000	0.747	11/18/16	3,734,841
ING Bank NV(b)
1,600,000	2.000	09/25/15	1,626,507
1,875,000	1.375	03/07/16	1,877,957
JPMorgan Chase & Co.
2,600,000	1.875	03/20/15	2,633,017
1,225,000	3.450	03/01/16	1,284,686
Mizuho Corporate Bank Ltd.(b)
1,475,000	2.550	03/17/17	1,504,375
1,150,000	1.550	10/17/17	1,123,936
Morgan Stanley & Co.
3,300,000	3.450	11/02/15	3,441,416
700,000	4.750	03/22/17	762,384
Nordea Bank AB(a)(b)
3,550,000	0.699	05/13/16	3,560,121
Nordea Eiendomskreditt AS(a)(b)
4,000,000	0.663	04/07/14	4,003,784
Northern Rock Asset Management PLC(b)
1,400,000	5.625	06/22/17	1,583,664
PNC Bank NA(c)
3,050,000	1.150	11/01/16	3,048,659
Royal Bank of Canada
1,775,000	0.850	03/08/16	1,772,531
Sparebank 1 Boligkreditt AS(b)
13,400,000	2.625	05/26/16	13,933,636

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Standard Chartered PLC(b)
$3,625,000	3.850%	04/27/15	$ 3,764,182
Sumitomo Mitsui Banking Corp.(a)(b)
3,400,000	1.191	07/22/14	3,415,582
Svenska Handelsbanken AB(a)
2,875,000	0.696	03/21/16	2,879,463
UBS AG
1,526,000	3.875	01/15/15	1,572,741
Union Bank NA(a)
2,300,000	0.996	09/26/16	2,320,541
Wells Fargo & Co.
4,125,000	1.250	02/13/15	4,153,599

			103,479,109

Chemicals – 0.6%
Praxair, Inc.
3,125,000	1.050	11/07/17	3,062,473

Consumer Products(a) – 0.1%
Kimberly-Clark Corp.
425,000	0.361	05/15/16	425,214

Electric – 2.0%
Alabama Power Co.
450,000	0.550	10/15/15	449,219
Commonwealth Edison Co.
3,225,000	1.625	01/15/14	3,226,409
Southern California Edison Co.(a)
1,975,000	0.301	10/01/14	1,975,000
Southern Co.
875,000	4.150	05/15/14	886,671
Virginia Electric and Power Co.(c)
900,000	1.200	01/15/18	876,039
Wisconsin Electric Power Co.
2,875,000	6.000	04/01/14	2,913,459

			10,326,797

Energy – 2.2%
BP Capital Markets PLC
4,425,000	3.125	10/01/15	4,624,272
Chevron Corp.(c)
1,400,000	1.104	12/05/17	1,367,498
Halliburton Co.
1,925,000	1.000	08/01/16	1,930,607
Statoil ASA(a)
1,200,000	0.531	05/15/18	1,200,047
Total Capital International SA
2,450,000	1.000	08/12/16	2,455,320

			11,577,744

Finance – 2.0%
Caterpillar Financial Services Corp.
1,875,000	0.700	11/06/15	1,880,649
CDP Financial, Inc.(b)
8,600,000	3.000	11/25/14	8,808,180

			10,688,829

Food and Beverage – 3.1%
Anheuser-Busch InBev Worldwide, Inc.
4,125,000	0.800	07/15/15	4,138,512
Diageo Capital PLC
2,825,000	0.625	04/29/16	2,806,127
PepsiCo, Inc.
2,800,000	0.700	02/26/16	2,802,049

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food and Beverage – (continued)
Starbucks Corp.
$3,725,000	0.875%	12/05/16	$ 3,703,509
Unilever Capital Corp.
2,775,000	0.850	08/02/17	2,708,659

			16,158,856

Health Care Services – 1.2%
Covidien International Finance SA
2,525,000	2.800	06/15/15	2,597,712
McKesson Corp.
950,000	3.250	03/01/16	993,276
UnitedHealth Group, Inc.
2,725,000	1.400	10/15/17	2,700,288

			6,291,276

Internet – 0.1%
eBay, Inc.
575,000	1.350	07/15/17	572,871

Life Insurance(b) – 1.3%
Metropolitan Life Global Funding I
3,437,000	5.125	06/10/14	3,508,232
Principal Life Global Funding II
3,200,000	1.125	09/18/15	3,223,386

			6,731,618

Media - Non Cable – 1.1%
NBCUniversal Enterprise, Inc.(a)(b)
3,500,000	0.781	04/15/16	3,519,106
The Walt Disney Co.
1,525,000	0.450	12/01/15	1,522,797
Thomson Reuters Corp.
850,000	0.875	05/23/16	843,185

			5,885,088

Metals & Mining – 0.7%
BHP Billiton Finance USA Ltd.(a)
2,050,000	0.497	09/30/16	2,051,693
Rio Tinto Finance USA PLC(c)
1,750,000	2.000	03/22/17	1,778,113

			3,829,806

Noncaptive - Financial – 1.3%
American Express Credit Corp.
3,650,000	2.750	09/15/15	3,774,354
General Electric Capital Corp.
2,875,000	5.625	09/15/17	3,263,238

			7,037,592

Pharmaceuticals – 1.3%
AbbVie, Inc.
1,750,000	1.750	11/06/17	1,753,381
Allergan, Inc.
325,000	1.350	03/15/18	314,753
Baxter International, Inc.(a)
1,225,000	0.413	12/11/14	1,226,548
GlaxoSmithKline Capital PLC
1,350,000	0.750	05/08/15	1,355,364
2,225,000	0.700	03/18/16	2,216,931

			6,866,977

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trust(c) – 0.5%
Simon Property Group LP
$2,475,000	4.200%	02/01/15	$ 2,545,481

Retailers – 0.3%
Wal-Mart Stores, Inc.
1,575,000	0.600	04/11/16	1,572,664

Technology – 1.3%
Apple, Inc.(a)
2,625,000	0.292	05/03/16	2,624,444
Hewlett-Packard Co.
2,420,000	6.125	03/01/14	2,440,495
Oracle Corp.
1,775,000	1.200	10/15/17	1,749,782

			6,814,721

Tobacco – 0.6%
Philip Morris International, Inc.
3,300,000	6.875	03/17/14	3,343,946

Transportation – 1.0%
Canadian National Railway Co.(a)
3,250,000	0.438	11/06/15	3,252,366
United Parcel Service, Inc.
2,275,000	1.125	10/01/17	2,249,109

			5,501,475

Wireless Telecommunications – 1.8%
Verizon Communications, Inc.
9,325,000	0.700	11/02/15	9,318,904

Wirelines Telecommunications – 0.2%
France Telecom SA
1,325,000	4.375	07/08/14	1,350,037

TOTAL CORPORATE OBLIGATIONS			$ 224,860,607

Agency Debentures – 0.8%
FNMA
$2,400,000	4.125%	04/15/14	$ 2,427,415
1,700,000	0.375 (d)	03/16/15	1,702,720

TOTAL AGENCY DEBENTURES			$ 4,130,135

Asset-Backed Securities – 6.7%
Autos – 4.0%
Ally Master Owner Trust Series 2012-5, Class A
$4,600,000	1.540%	09/15/19	$ 4,567,591
Ford Credit Floorplan Master Owner Trust Series 2012-4, Class A1
2,900,000	0.740	09/15/16	2,903,880
Ford Credit Floorplan Master Owner Trust Series 2012-4, Class A2(a)
2,800,000	0.517	09/15/16	2,801,741
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2(a)
4,400,000	0.547	01/15/18	4,401,617
Harley-Davidson Motorcycle Trust Series 2012-1, Class A2
204,999	0.500	08/15/15	205,010
Huntington Auto Trust Series 2012-1,Class A3
3,267,362	0.810	09/15/16	3,274,470
Motor PLC Series 2012-A, Class A1B(a)(b)
817,742	0.670	02/25/20	817,839
Motor PLC Series 2012-A, Class A1C(b)
1,000,000	1.286	02/25/20	1,004,490
Toyota Auto Receivables Owner Trust Series 2011-B, Class A3
1,231,582	0.680	06/15/15	1,232,717

			21,209,355

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity(a) – 0.0%
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
$32,264	6.745%	06/25/28	$ 30,769
Centex Home Equity Series 2004-D, Class MV3
137,626	1.166	09/25/34	41,633
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
44,886	2.416	05/25/34	12,005

			84,407

Manufactured Housing – 0.0%
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
40,175	4.350	04/15/40	41,742

Student Loan(a) – 2.7%
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
117,441	0.356	09/25/23	117,331
College Loan Corp. Trust Series 2004-1, Class A4
1,050,000	0.428	04/25/24	1,003,778
Education Funding Capital Trust I Series 2004-1, Class A2
394,897	0.403	12/15/22	392,747
Education Loan Asset-Backed Trust Series 2012-1, Class A1(b)
1,069,977	0.615	06/25/22	1,067,204
Educational Services of America, Inc. Series 2010-1, Class A1(b)
4,562,315	1.088	07/25/23	4,593,360
Northstar Education Finance, Inc. Series 2005-1, Class A1
225,131	0.338	10/28/26	224,156
Northstar Education Finance, Inc. Series 2012-1, Class A(b)
3,742,261	0.865	12/26/31	3,728,430
Scholar Funding Trust Series 2012-B, Class A1(b)
365,774	0.567	10/28/25	362,860
SLM Student Loan Trust Series 2007-2, Class A2
1,549,088	0.238	07/25/17	1,545,522
SLM Student Loan Trust Series 2012-6, Class A1
604,413	0.325	02/27/17	604,066
US Education Loan Trust LLC Series 2006-1, Class A2(b)
404,325	0.369	03/01/25	403,121

			14,042,575

TOTAL ASSET-BACKED SECURITIES			$ 35,378,079

Foreign Debt Obligations – 1.0%
Sovereign(b) – 0.2%
Kommunalbanken AS
$1,100,000	1.000%	09/26/17	$ 1,084,402

Supranational(a) – 0.8%
Inter-American Development Bank
4,100,000	0.687	05/20/14	4,106,605

TOTAL FOREIGN DEBT OBLIGATIONS			$ 5,191,007

Government Guarantee Obligations(e) – 2.8%
Achmea Hypotheekbank NV(a)(b)
$8,200,000	0.592%	11/03/14	$ 8,217,966
Landwirtschaftliche Rentenbank
6,500,000	4.875	01/10/14	6,505,103

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 14,723,069

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 35.2%
United State Treasury Bills(f)
$35,000,000	0.000%	03/20/14	$ 34,995,450
31,100,000	0.000	04/24/14	31,094,142
United States Treasury Inflation Protected Securities
4,929,834	2.000	01/15/14	4,930,623
4,414,520	1.250	04/15/14	4,445,554
United States Treasury Notes
24,900,000	0.250	11/30/14	24,922,407
85,000,000	0.125	04/30/15	84,897,148

TOTAL U.S. TREASURY OBLIGATIONS			$ 185,285,324

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 469,568,221

Short-term Investment(g) – 10.4%
Repurchase Agreement – 10.4%
Joint Repurchase Agreement Account II
$54,400,000	0.019%	01/02/14	$ 54,400,000

TOTAL INVESTMENTS – 99.6%			$ 523,968,221

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			2,366,106

NET ASSETS – 100.0%			$ 526,334,327

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2013.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $82,351,286, which represents approximately 15.6% of net assets as of December 31, 2013.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(e)	Guaranteed by a foreign government until maturity.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Joint repurchase agreement was entered into on December 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FNMA	— Federal National Mortgage Association

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

2 Year U.S. Treasury Notes	(146)	March 2014	$(32,092,625)	$64,228
5 Year U.S. Treasury Notes	(338)	March 2014	(40,327,625)	525,093

TOTAL				$589,321

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$523,154,055

Gross unrealized gain	1,509,279
Gross unrealized loss	(695,113)

Net unrealized security gain	$814,166

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 43.9%
Collateralized Mortgage Obligations – 7.2%
Adjustable Rate Non-Agency(a) – 0.1%
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
$828,676	1.093%	11/25/29	$ 784,050

Interest Only(b) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
71,141	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
91,061	0.605	08/25/33	—
FNMA STRIPS Series 151, Class 2
5,938	9.500	07/25/22	1,094
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
30,094	0.123	08/25/33	203
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
10,794	0.320	07/25/33	33

			1,330

Inverse Floaters(a) – 0.1%
GNMA Series 2001-48, Class SA
24,588	25.946	10/16/31	35,878
GNMA Series 2001-51, Class SA
19,205	31.778	10/16/31	30,031
GNMA Series 2001-51, Class SB
24,100	25.946	10/16/31	38,891
GNMA Series 2002-13, Class SB
86,245	36.789	02/16/32	138,086

			242,886

Principal Only(c) – 0.0%
FNMA REMIC Series G-35, Class N
7,243	0.000	10/25/21	7,023

Regular Floater(a) – 0.1%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(d)
263,835	0.719	02/25/48	264,176
FHLMC REMIC Series 1760, Class ZB
184,723	2.140	05/15/24	200,208

			464,384

Sequential Fixed Rate – 6.6%
FHLMC Multifamily Structured Pass-Through Certificates Series K020, Class A2
600,000	2.373	05/25/22	560,906
FHLMC Multifamily Structured Pass-Through Certificates Series K027, Class A2
6,200,000	2.637	01/25/23	5,829,531
FHLMC Multifamily Structured Pass-Through Certificates Series K028, Class A2
4,900,000	3.111	02/25/23	4,776,920
FHLMC Multifamily Structured Pass-Through Certificates Series KS01, Class A2
3,800,000	2.522	01/25/23	3,565,194
FHLMC REMIC Series 2329, Class ZA
1,074,142	6.500	06/15/31	1,185,444
FHLMC REMIC Series 4246, Class PT
2,666,970	6.500	02/15/36	3,036,540

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FHLMC REMIC Series 4248, Class LM
$4,971,178	6.500%	05/15/41	$ 5,669,886
FHLMC REMIC Series 4273, Class PD
2,351,968	6.500	11/15/43	2,637,272
FNMA REMIC Series 2001-53, Class GH
57,789	8.000	09/25/16	60,253
FNMA REMIC Series 2011-52, Class GB
1,400,000	5.000	06/25/41	1,512,631
FNMA REMIC Series 2011-99, Class DB
1,225,000	5.000	10/25/41	1,321,872
FNMA REMIC Series 2012-111, Class B
420,353	7.000	10/25/42	470,974
FNMA REMIC Series 2012-153, Class B
1,446,875	7.000	07/25/42	1,620,673
GNMA Series 2002-42, Class KZ
2,925,195	6.000	06/16/32	3,231,781
NCUA Guaranteed Notes Series 2010-R1, Class 2A
207,834	1.840	10/07/20	209,742
NCUA Guaranteed Notes Series A4
3,400,000	3.000	06/12/19	3,556,400

			39,246,019

Sequential Floating Rate(a) – 0.3%
FHLMC Multifamily Structured Pass-Through Certificates Series K034, Class A2
1,000,000	3.531	07/25/23	1,000,429
NCUA Guaranteed Notes Series 2010-R1, Class 1A
773,741	0.619	10/07/20	777,821

			1,778,250

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 42,523,942

Commercial Mortgage-Backed Securities – 6.2%
Sequential Floating Rate – 6.2%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4(a)
$3,381,041	5.889%	07/10/44	$ 3,689,094
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A(a)
5,901,309	6.046	12/10/49	6,659,768
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class A1A(a)
8,351,968	5.526	01/15/49	9,035,610
LB Commercial Mortgage Trust Series 2007-C3, Class A1A(a)
7,559,374	5.839	07/15/44	8,388,970
ML-CFC Commercial Mortgage Trust Series 2006-4, Class A1A
5,392,889	5.166	12/12/49	5,885,579
Morgan Stanley Capital I Trust Series 2007-T25, Class A1A(a)
2,965,201	5.509	11/12/49	3,277,079

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 36,936,100

Federal Agencies – 30.5%
Adjustable Rate FHLMC(a) – 0.3%
$183,694	2.349%	11/01/32	$ 194,340
1,437,176	2.375	09/01/33	1,519,453

			1,713,793

Adjustable Rate FNMA(a) – 1.0%
140,028	2.273	11/01/32	148,332
253,730	2.374	12/01/32	264,022
1,492,229	1.790	05/01/33	1,544,722
38,815	2.341	06/01/33	41,087
1,163,844	2.272	10/01/33	1,231,066
1,332,322	2.387	02/01/35	1,408,136
1,304,239	2.127	09/01/35	1,378,331

			6,015,696

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – 0.7%
$89,015	1.625%	06/20/23	$ 90,920
40,117	1.625	07/20/23	40,981
42,188	1.625	08/20/23	43,102
110,469	1.625	09/20/23	112,878
32,820	1.625	03/20/24	33,561
286,452	1.625	04/20/24	292,992
34,719	1.625	05/20/24	35,516
240,716	1.625	06/20/24	246,278
52,735	2.000	06/20/24	54,623
78,161	1.625	07/20/24	79,976
80,510	2.000	07/20/24	83,521
141,433	1.625	08/20/24	144,737
73,943	2.000	08/20/24	76,725
68,716	1.625	09/20/24	70,311
87,333	2.000	11/20/24	90,672
33,086	2.000	12/20/24	34,359
48,321	2.500	12/20/24	50,946
58,091	2.000	01/20/25	60,338
30,609	2.000	02/20/25	31,802
104,779	2.000	05/20/25	108,926
86,222	2.000	07/20/25	89,672
42,375	1.625	02/20/26	43,468
2,137	1.625	07/20/26	2,193
55,198	1.625	01/20/27	56,695
60,401	2.000	01/20/27	62,935
41,406	1.625	02/20/27	42,533
308,339	1.625	04/20/27	316,654
34,960	1.625	05/20/27	35,924
34,992	1.625	06/20/27	35,961
12,557	1.625	11/20/27	12,912
305	2.000	11/20/27	319
49,433	1.625	12/20/27	50,835
100,385	1.625	01/20/28	103,243
34,073	1.625	02/20/28	35,047
38,011	1.625	03/20/28	39,101
177,830	1.625	07/20/29	183,225
87,804	1.625	08/20/29	90,476
23,984	1.625	09/20/29	24,717
92,585	1.625	10/20/29	95,420
112,414	1.625	11/20/29	115,869
28,534	1.625	12/20/29	29,403
34,526	1.625	01/20/30	35,594
16,703	1.625	02/20/30	17,199
88,756	1.625	03/20/30	91,512
105,076	1.625	04/20/30	108,360
159,520	1.625	05/20/30	164,299
115,703	2.000	05/20/30	121,526
25,612	1.625	06/20/30	26,379
224,560	2.000	07/20/30	235,933
46,815	2.000	09/20/30	49,199
86,294	1.625	10/20/30	89,037
161,043	1.625	03/20/32	166,398

			4,355,202

FHLMC – 5.5%
240,949	7.500	11/01/14	245,905
810	7.000	02/01/15	812
11,186	8.000	07/01/15	11,505
13,235	7.000	09/01/17	14,020

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (cintinued)
$5,714	7.000%	10/01/17	$ 6,065
48,399	5.500	05/01/18	51,109
464,922	5.500	06/01/18	493,558
21,265	4.500	09/01/18	22,536
6,048	10.000	10/01/18	6,074
139,814	5.000	06/01/19	148,580
9,790	10.000	07/01/20	9,953
49,729	10.000	10/01/20	57,425
64,419	6.500	07/01/21	71,666
5,156	6.500	08/01/22	5,741
49,742	9.000	10/01/22	58,114
257,741	4.500	10/01/23	274,771
1,471,759	5.000	08/01/24	1,571,531
269,335	6.500	07/01/28	298,332
1,246,765	4.500	03/01/29	1,329,488
4,782	8.000	07/01/30	5,760
16,707	7.500	12/01/30	17,497
64,970	7.000	04/01/31	72,793
51,308	5.000	08/01/33	55,682
9,444	5.000	09/01/33	10,249
23,421	5.000	10/01/33	25,417
23,827	5.500	09/01/34	26,230
671,250	6.000	10/01/34	752,649
10,674	5.000	11/01/34	11,571
709,442	5.000	12/01/34	769,038
1,457,254	5.000	03/01/35	1,575,631
2,453	5.500	03/01/35	2,687
11,945	5.000	05/01/35	12,916
15,551	5.000	06/01/35	16,814
49,792	5.000	07/01/35	53,935
4,785	5.500	07/01/35	5,271
1,880,982	5.000	08/01/35	2,033,780
68,462	5.000	09/01/35	74,023
14,452	5.000	10/01/35	15,626
50,766	5.000	11/01/35	54,955
14,872	5.500	11/01/35	16,286
65,347	5.000	12/01/35	70,712
155,712	5.500	01/01/36	170,456
6,446	5.000	02/01/36	6,969
462	5.500	02/01/36	505
1,987,159	5.000	03/01/36	2,148,582
32,287	5.000	05/01/36	34,910
7,606	6.000	06/01/36	8,389
13,963	5.000	07/01/36	15,092
40,917	4.000	08/01/36	42,087
104,668	4.000	09/01/36	107,661
116,223	4.000	10/01/36	119,546
184,705	4.000	12/01/36	189,987
13,105	5.500	12/01/36	14,316
3,507	5.500	01/01/37	3,830
197,769	5.000	02/01/37	213,707
3,977	5.500	04/01/37	4,344
5,225	5.500	05/01/37	5,708
3,075	5.500	07/01/37	3,359
872,522	5.500	08/01/37	953,028
6,905	5.500	11/01/37	7,542
4,787	5.500	12/01/37	5,229
2,116	5.500	01/01/38	2,312
12,307	5.000	02/01/38	13,307
5,309	5.500	02/01/38	5,801
12,147	5.000	03/01/38	13,126
290,776	5.500	03/01/38	317,703
393,866	5.500	04/01/38	430,302
910,556	5.500	05/01/38	994,881
1,122,906	5.500	07/01/38	1,226,894

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (cintinued)
$870,317	5.500%	11/01/38	$ 950,914
84,059	5.500	12/01/38	91,906
3,603	5.500	01/01/39	3,937
1,243,951	7.000	02/01/39	1,395,120
1,811,662	5.500	03/01/39	1,979,541
530,091	5.000	07/01/39	573,508
300,869	4.500	09/01/39	319,649
11,702	5.500	10/01/39	12,947
348,521	5.500	12/01/39	380,797
21,337	5.500	03/01/40	23,976
5,612	5.500	05/01/40	6,131
59,254	5.500	06/01/40	64,741
28,516	5.000	08/01/40	30,959
2,368,136	5.500	08/01/40	2,587,442
6,317	4.500	11/01/40	6,697
57,605	4.500	03/01/41	61,077
21,786	5.000	04/01/41	23,685
28,620	5.000	06/01/41	31,114
932,534	5.000	07/01/41	1,013,788
451,285	3.500	04/01/42	448,464
29,037	3.000	05/01/42	27,569
179,743	3.500	05/01/42	178,619
370,128	3.500	06/01/42	367,988
924,578	3.500	07/01/42	918,799
30,499	3.000	08/01/42	28,958
73,916	3.000	09/01/42	70,180
177,121	3.000	10/01/42	168,168
33,322	3.000	01/01/43	31,636
636,705	3.000	02/01/43	604,500
1,000,000	4.000	TBA - 30yr(e)	1,027,656
2,000,000	5.000	TBA - 30yr(e)	2,160,312

			33,007,058

FNMA – 17.6%
594	7.000	03/01/14	595
8,584	7.000	03/01/15	8,660
3,263	8.000	01/01/16	3,403
86,287	8.000	11/01/16	90,112
95,081	5.000	08/01/17	101,208
2,270,621	2.800	03/01/18	2,362,027
1,928,638	3.740	05/01/18	2,073,020
1,690,000	3.840	05/01/18	1,823,307
52,043	4.500	05/01/18	55,320
108,488	4.500	06/01/18	115,319
23,433	4.500	07/01/18	24,908
33,638	4.500	08/01/18	35,756
291,735	5.000	09/01/18	308,470
1,601,326	5.000	10/01/18	1,693,458
4,400,000	4.506	06/01/19	4,823,653
79,561	6.500	08/01/19	88,459
4,971	9.500	08/01/20	4,989
956,357	3.416	10/01/20	990,872
14,542	9.500	10/01/20	14,610
670,362	3.632	12/01/20	700,640
2,363,927	4.375	06/01/21	2,567,253
494,163	5.500	02/01/23	543,472
825,014	5.500	08/01/23	907,336
205,271	6.000	11/01/28	230,469
13,504	6.500	11/01/28	14,978
43,621	5.000	02/01/30	48,000
44,780	7.000	11/01/30	51,595
97,012	7.000	07/01/31	109,451
574	6.000	03/01/32	645

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$2,409	5.500%	03/01/33	$ 2,662
9,554	6.000	03/01/33	10,735
7,400,921	5.500	04/01/33	8,140,977
2,384	6.000	05/01/33	2,679
12,037	5.000	07/01/33	13,070
1,658,078	5.500	07/01/33	1,799,235
61,144	5.000	08/01/33	66,426
65,107	5.000	09/01/33	71,131
34,197	5.500	09/01/33	37,746
5,094	5.000	12/01/33	5,565
54,470	5.500	12/01/33	60,176
4,066	6.000	12/01/33	4,503
97,067	5.500	02/01/34	107,187
6,257	5.500	03/01/34	6,911
10,200	5.500	04/01/34	11,260
492,599	5.500	05/01/34	544,151
324	5.500	06/01/34	357
20,861	5.500	08/01/34	22,991
8,996	5.500	09/01/34	9,937
9,991	5.500	10/01/34	11,035
52,646	5.500	11/01/34	58,152
99,925	5.500	12/01/34	109,961
1,859,194	5.000	02/01/35	2,031,206
17,373	5.500	02/01/35	19,190
15,042	5.500	04/01/35	16,552
425,663	6.000	04/01/35	478,273
12,114	5.000	05/01/35	13,197
13,546	5.500	05/01/35	14,892
25,914	5.000	07/01/35	28,178
18,560	5.500	07/01/35	20,421
9,324	5.000	08/01/35	10,148
1,703	5.500	08/01/35	1,878
648	6.000	08/01/35	721
18,744	5.500	09/01/35	20,641
177,392	6.000	10/01/35	196,684
154,657	6.000	11/01/35	171,885
7,832	5.500	12/01/35	8,634
357	5.500	02/01/36	393
89,157	6.000	03/01/36	98,889
11,138	5.500	04/01/36	12,245
181,859	6.000	04/01/36	201,715
85,787	4.000	09/01/36	88,481
81,660	5.500	09/01/36	90,214
95,783	4.000	02/01/37	98,791
1,190	5.500	02/01/37	1,309
35,156	5.500	04/01/37	38,713
2,161	5.500	05/01/37	2,379
908	5.500	06/01/37	999
2,222,902	5.500	08/01/37	2,443,806
576,988	7.500	11/01/37	663,592
427	5.500	12/01/37	470
32,031	5.500	02/01/38	35,217
16,044	5.500	03/01/38	17,663
44,546	5.500	04/01/38	49,061
14,211	5.500	05/01/38	15,651
160,742	6.000	05/01/38	178,221
4,480	5.500	06/01/38	4,932
4,917	5.500	07/01/38	5,412
3,410	5.500	08/01/38	3,758
212,584	6.000	08/01/38	235,681
3,141	5.500	09/01/38	3,461
787,417	6.000	10/01/38	871,101
196,046	6.000	11/01/38	217,364
1,371	5.500	12/01/38	1,511
14,674	5.500	02/01/39	16,216
863,088	7.000	03/01/39	967,476

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$23,720	4.500%	05/01/39	$ 25,222
15,957	5.500	06/01/39	17,532
12,761	4.000	08/01/39	13,169
90,807	4.500	08/01/39	96,600
453,000	6.000	09/01/39	502,258
148,879	6.000	10/01/39	165,100
131,748	4.500	11/01/39	140,193
14,225	5.500	11/01/39	15,631
1,011,200	4.500	12/01/39	1,075,711
954,208	5.500	12/01/39	1,050,486
616,973	5.000	07/01/40	673,649
113,647	6.000	10/01/40	126,004
2,568,034	6.000	05/01/41	2,847,278
751,818	4.500	07/01/41	797,046
353,965	4.500	08/01/41	375,681
421,870	4.500	09/01/41	447,075
94,547	4.500	10/01/41	100,348
142,980	3.000	05/01/42	136,154
174,466	3.000	06/01/42	166,137
1,246,843	3.000	08/01/42	1,187,312
2,156,965	3.000	09/01/42	2,054,396
1,916,729	3.000	10/01/42	1,825,281
803,382	3.000	11/01/42	765,217
7,974,444	3.000	12/01/42	7,594,027
407,669	2.500	01/01/43	370,183
5,629,114	3.000	01/01/43	5,362,018
2,392,875	3.000	02/01/43	2,278,868
2,372,103	2.500	03/01/43	2,153,984
1,282,581	3.000	03/01/43	1,220,278
1,816,870	3.000	04/01/43	1,729,323
1,057,115	3.000	05/01/43	1,005,269
189,821	3.000	06/01/43	180,835
2,849,257	3.000	07/01/43	2,713,820
2,000,000	2.500	TBA - 30yr(e)	1,811,328
7,000,000	3.000	TBA - 30yr(e)	6,652,187
16,000,000	4.000	TBA - 30yr(e)	16,487,501

			104,449,154

GNMA – 5.4%
48	9.000	08/15/16	49
621,058	3.950	07/15/25	645,022
143,325	7.000	12/15/27	161,832
16,822	6.500	08/15/28	19,396
243,188	6.000	01/15/29	278,122
249,120	7.000	10/15/29	290,089
153,297	5.500	11/15/32	171,494
1,562,417	5.500	12/15/32	1,747,880
137,838	5.500	01/15/33	154,121
126,976	5.500	02/15/33	141,975
137,177	5.500	03/15/33	153,381
157,388	5.500	07/15/33	175,980
88,472	5.500	08/15/33	98,923
78,456	5.500	09/15/33	87,724
83,860	5.500	04/15/34	93,401
95,274	5.500	05/15/34	106,113
899,216	5.500	06/15/34	1,001,524
786,403	5.500	09/15/34	875,875
600,978	5.500	12/15/34	669,354
694,131	5.500	01/15/35	770,815
75,332	2.500	12/20/42	69,619
14,000,000	4.000	TBA - 30yr(e)	14,558,907

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$7,000,000	4.500%	TBA - 30yr(e)	$ 7,481,250
2,000,000	5.000	12/15/99(e)	2,170,938

			31,923,784

TOTAL FEDERAL AGENCIES			$ 181,464,687

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 260,924,729

Agency Debentures – 20.8%
FFCB
$1,500,000	1.460%	11/19/19	$ 1,406,457
FHLB
10,000,000	5.375	06/13/14	10,233,140
1,500,000	1.530	11/21/19	1,416,959
2,200,000	1.875	03/13/20	2,130,398
2,800,000	3.000	09/10/21	2,790,275
3,700,000	2.125	06/09/23	3,305,717
1,900,000	3.250	06/09/23	1,886,520
2,100,000	3.375	09/08/23	2,074,202
FHLMC
13,200,000	1.375	02/25/14	13,224,182
5,200,000	0.375	02/27/14	5,201,945
42,300,000	1.000	07/30/14	42,512,473
5,100,000	5.050	01/26/15	5,362,708
4,100,000	1.250	10/02/19	3,891,022
2,900,000	2.375	01/13/22	2,771,461
FNMA
2,200,000	0.750	12/19/14	2,211,599
2,600,000	6.250	05/15/29	3,253,760
4,000,000	6.625	11/15/30	5,222,880
New Valley Generation III
2,975,533	4.929	01/15/21	3,243,166
Small Business Administration
27,915	7.500	04/01/17	29,487
62,503	6.300	05/01/18	66,947
32,496	6.300	06/01/18	34,697
Tennessee Valley Authority
6,500,000	3.875	02/15/21	6,888,361
Tennessee Valley Authority Series B
4,200,000	4.375	06/15/15	4,441,349

TOTAL AGENCY DEBENTURES			$ 123,599,705

Asset-Backed Securities(a) – 3.4%
Home Equity – 0.0%
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2
$155,758	0.885%	10/25/34	$ 155,396

Student Loan – 3.4%
Access Group, Inc. Series 2005-2, Class A3
2,624,561	0.418	11/22/24	2,592,246
Alaska State Student Loan Corp. Series 2013, Class A
5,233,802	0.665	08/25/31	5,159,064
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
109,053	0.356	09/25/23	108,950
College Loan Corp. Trust Series 2004-1, Class A4
1,700,000	0.428	04/25/24	1,625,164
Education Funding Capital Trust I Series 2004-1, Class A2
315,918	0.403	12/15/22	314,197
Northstar Education Finance, Inc. Series 2005-1, Class A1
192,969	0.338	10/28/26	192,134
Scholar Funding Trust Series 2013-A, Class A(d)
5,814,879	0.817	01/30/45	5,763,975

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – (continued)
Student Loan – (continued)
SLM Student Loan Trust Series 2008-5, Class A4
$3,900,000	1.938%	07/25/23	$ 4,089,501
US Education Loan Trust LLC Series 2006-1, Class A2(d)
386,746	0.369	03/01/25	385,594

			20,230,825

TOTAL ASSET-BACKED SECURITIES			$ 20,386,221

Municipal Debt Obligation – 0.4%
New Jersey – 0.4%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%	02/15/29	$ 2,412,800

Government Guarantee Obligations(f) – 1.3%
Hashemite Kingdom of Jordan Government AID Bond
$4,600,000	2.503%	10/30/20	$ 4,496,154
Israel Government AID Bond
1,400,000	5.500	09/18/23	1,627,254
500,000	5.500	12/04/23	580,979
700,000	5.500	04/26/24	813,178

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 7,517,565

U.S. Treasury Obligations – 34.7%
United State Treasury Bills(c)
$21,500,000	0.010%	03/20/14	$ 21,497,205
United States Treasury Bills(c)
22,450,000	0.000	04/24/14	22,445,771
United States Treasury Bonds
9,110,000	3.625	08/15/43	8,601,844
4,600,000	3.750	11/15/43	4,445,118
United States Treasury Inflation Protected Securities
4,424,210	2.000	01/15/14	4,424,918
5,849,239	1.250	04/15/14	5,890,359
2,529,725	0.125	01/15/23	2,391,779
2,308,372	0.375	07/15/23	2,228,294
United States Treasury Notes
4,000,000	0.250 (g)	01/31/14	4,000,320
78,800,000	0.375	02/15/16	78,735,383
17,400,000	1.375	09/30/18	17,185,458
6,100,000	1.250	10/31/18	5,980,379
8,600,000	1.250	11/30/18	8,415,444
6,300,000	2.000	09/30/20	6,157,368
500,000	1.750	10/31/20	479,635
10,200,000	2.500	08/15/23	9,794,040
3,700,000	2.750	11/15/23	3,619,192

TOTAL U.S. TREASURY OBLIGATIONS			$ 206,292,507

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 621,133,527

Short-term Investment(h) – 4.1%
Repurchase Agreement – 4.1%
Joint Repurchase Agreement Account II
$24,100,000	0.019%	01/02/14	$ 24,100,000

TOTAL INVESTMENTS – 108.6%			$ 645,233,527

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.6)%			(51,014,071)

NET ASSETS – 100.0%			$ 594,219,456

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2013.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,413,745, which represents approximately 1.1% of net assets as of December 31, 2013.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $52,350,079 which represents approximately 8.8% of net assets as of December 31, 2013.

(f)	Guaranteed by the United States Government.

(g)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Joint repurchase agreement was entered into on December 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MBIA	— Insured by Municipal Bond Investors Insurance
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of
Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	87	June 2014	$21,681,488	$(4,492)
Eurodollars	(312)	December 2015	(77,122,500)	194,299
Eurodollars	(156)	March 2016	(38,442,300)	74,107
Eurodollars	(156)	June 2016	(38,319,450)	95,220
Ultra Long U.S. Treasury Bonds	213	March 2014	29,021,250	(543,503)
2 Year U.S. Treasury Notes	175	March 2014	38,467,188	(68,773)
5 Year U.S. Treasury Notes	529	March 2014	63,116,312	(824,238)
10 Year U.S. Treasury Notes	(362)	March 2014	(44,542,969)	500,209
20 Year U.S. Treasury Notes	(79)	March 2014	(10,136,688)	128,870

TOTAL				$(448,301)

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$16,000	03/19/16	3 month LIBOR	0.750	$48	$(51,893)
	37,100	11/25/17	3 month LIBOR	1.675	79,583	230,852
	1,800	03/19/19	2.000	3 month LIBOR	9,880	(4,286)
	14,500	05/07/19	1.973	3 month LIBOR	44	(411,874)
	3,100	08/29/19	3.560	3 month LIBOR	7	24,770
	44,300	11/25/20	2.920	3 month LIBOR	(169,733)	(499,432)
	16,400	03/19/21	2.750	3 month LIBOR	131	167,121
	1,600	08/27/21	3 month LIBOR	3.095	9	(23,472)
	1,600	08/27/21	3 month LIBOR	3.132	9	(27,349)
	19,700	11/25/23	3 month LIBOR	3.511	86,454	267,297
	12,600	03/19/24	3 month LIBOR	3.250	(40,792)	(40,608)
	6,500	03/19/29	3 month LIBOR	3.500	78	119,888

TOTAL					$(34,282)	$(248,986)

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$646,143,776

Gross unrealized gain	5,798,761
Gross unrealized loss	(6,709,010)

Net unrealized security loss	$(910,249)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations(a) – 0.2%
Banks – 0.2%
DnB Boligkreditt AS
$800,000	1.450%	03/21/18	$ 781,920

Mortgage-Backed Obligations – 37.1%
Collateralized Mortgage Obligations – 26.1%
Interest Only(b) – 0.0%
FNMA REMIC Series 1990-145, Class B
$536	1,004.961%	12/25/20	$ 8,845

Planned Amortization Class – 0.0%
FHLMC REMIC Series 2113, Class TE
2,495	6.000	01/15/14	2,504

Regular Floater(c) – 20.5%
Collateralized Mortgage Securities Corp. Series N, Class 2
33,808	0.838	08/25/17	33,878
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(a)
791,506	0.718	02/25/48	792,526
FHLMC REMIC Series 1826, Class F
51,331	0.567	09/15/21	51,459
FHLMC REMIC Series 3208, Class FD
561,706	0.567	08/15/36	563,178
FHLMC REMIC Series 3208, Class FE
5,617,059	0.567	08/15/36	5,631,783
FHLMC REMIC Series 3208, Class FG
3,192,854	0.567	08/15/36	3,201,224
FHLMC REMIC Series 3371, Class FA
1,128,207	0.767	09/15/37	1,134,814
FHLMC REMIC Series 3374, Class FT
1,172,474	0.467	04/15/37	1,170,650
FHLMC REMIC Series 3471, Class FB
5,067,265	1.167	08/15/35	5,129,385
FHLMC REMIC Series 3545, Class FA
1,847,627	1.017	06/15/39	1,874,551
FHLMC REMIC Series 3588, Class CW
3,676,747	2.535	10/15/37	3,844,345
FHLMC REMIC Series 4039, Class FA
4,972,780	0.667	05/15/42	5,001,087
FHLMC STRIPS Series 237, Class F23
1,006,590	0.567	05/15/36	1,008,852
FNMA REMIC Series 1990-145, Class A
218,146	1.105	12/25/20	220,167
FNMA REMIC Series 06-72, Class XF
1,894,813	0.665	08/25/36	1,899,241
FNMA REMIC Series 09-75, Class MF
3,091,174	1.315	09/25/39	3,133,376
FNMA REMIC Series 1997-20, Class F
439,242	0.643	03/25/27	431,637
FNMA REMIC Series 1998-66, Class FC
118,188	0.664	11/17/28	119,081
FNMA REMIC Series 2007-33, Class HF
134,416	0.515	04/25/37	134,717
FNMA REMIC Series 2007-92, Class OF
1,023,468	0.735	09/25/37	1,028,186
FNMA REMIC Series 2008-22, Class FD
2,096,513	1.005	04/25/48	2,113,967
FNMA REMIC Series 2010-123, Class FL
6,390,880	0.595	11/25/40	6,388,287

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(c) – (continued)
FNMA REMIC Series 2011-110, Class FE
$5,641,388	0.565%	04/25/41	$ 5,651,938
FNMA REMIC Series 2012-56, Class FG
5,263,172	0.665	03/25/39	5,277,249
GNMA REMIC Series 2010-53, Class FC
2,250,163	0.987	04/20/40	2,282,410
GNMA REMIC Series 2012-12, Class HF
2,860,082	0.567	01/20/42	2,865,432
NCUA Guaranteed Notes Series 2010-A1, Class A
601,032	0.521	12/07/20	601,590
NCUA Guaranteed Notes Series 2011-R1, Class 1A
937,024	0.613	01/08/20	942,405
NCUA Guaranteed Notes Series 2011-R2, Class 1A
2,715,565	0.563	02/06/20	2,725,855
NCUA Guaranteed Notes Series 2011-R3, Class 1A
2,700,059	0.571	03/11/20	2,709,340
NCUA Guaranteed Notes Series 2011-R4, Class 1A
3,389,374	0.542	03/06/20	3,396,126
NCUA Guaranteed Notes Series 2011-R5, Class 1A
2,786,558	0.542	04/06/20	2,792,001

			74,150,737

Sequential Fixed Rate – 0.7%
FHLMC REMIC Series 4248, Class LM
1,933,236	6.500	05/15/41	2,204,955
NCUA Guaranteed Notes Series 2010-R1, Class 2A
129,896	1.840	10/07/20	131,089

			2,336,044

Sequential Floating Rate(c) – 4.9%
FHLMC Multifamily Structured Pass Through Certificates, Series KF02, Class A1
10,392,129	0.545	07/25/20	10,396,246
FNMA ACES Series 2013-M11, Class FA
2,880,983	0.495	01/25/18	2,878,283
Granite Master Issuer PLC Series 2006-3, Class A4
2,911,543	0.247	12/20/54	2,880,005
Granite Master Issuer PLC Series 2007-1, Class 2A1
412,254	0.307	12/20/54	407,788
Granite Master Issuer PLC Series 2007-1, Class 3A1
412,254	0.367	12/20/54	407,788
Leek Finance PLC Series 2017A, Class A2B(a)
417,024	0.526	12/21/37	429,582
Leek Finance PLC Series 2018X, Class A2B
470,115	0.506	09/21/38	483,037

			17,882,729

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 94,380,859

Commercial Mortgage-Backed Securities(a)(c) – 1.0%
Sequential Floating Rate – 1.0%
Boca Hotel Portfolio Trust Series 2013-BOCA, Class A
$1,321,716	1.317%	08/15/26	$ 1,323,974
Extended Stay America Trust Series 2013-ESFL, Class A2FL
1,400,000	0.868	12/05/31	1,392,582
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-JWRZ, Class A
900,000	0.947	04/15/30	896,216

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 3,612,772

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Federal Agencies – 10.0%
Adjustable Rate FHLMC(c) – 2.2%
$29,602	2.204%	08/01/16	$ 29,866
37,608	3.019	08/01/18	38,607
24,680	2.714	11/01/18	25,178
166,887	2.911	11/01/18	169,805
7,079	2.625	02/01/19	7,227
28,714	2.208	03/01/19	29,160
17,790	2.930	03/01/19	18,261
27,373	2.383	06/01/19	27,854
9,259	2.645	07/01/19	9,451
556,367	2.971	11/01/19	571,973
374,167	6.876	11/01/19	397,669
28,577	2.885	01/01/20	29,052
49,421	2.204	05/01/21	50,453
18,930	2.213	10/01/26	19,190
583,720	3.392	08/01/28	614,783
255,661	2.387	05/01/29	265,635
28,264	4.173	06/01/29	30,658
52,160	2.201	04/01/30	53,782
44,639	4.328	06/01/30	48,419
147,948	2.428	12/01/30	151,906
42,015	2.471	02/01/31	43,816
9,782	2.280	06/01/31	10,266
2,459,853	2.610	05/01/34	2,614,362
2,316,182	2.502	05/01/35	2,458,992
301,963	3.716	05/01/35	314,140

			8,030,505

Adjustable Rate FNMA(c) – 4.6%
83,909	6.750	04/01/17	88,609
23,225	4.258	08/01/17	24,125
80,302	2.742	09/01/17	83,212
11,958	2.750	09/01/17	12,475
10,878	2.250	12/01/17	11,024
8,734	4.875	12/01/17	9,237
88,111	2.327	03/01/18	89,358
41,402	2.756	03/01/18	42,355
451,853	2.333	07/01/18	458,400
11,139	1.736	10/01/18	11,185
20,910	2.241	10/01/18	21,242
55,588	2.720	10/01/18	57,521
46,317	2.739	10/01/18	47,825
71,334	2.250	01/01/19	72,457
234,062	4.010	04/01/19	245,672
12,244	5.994	04/01/19	12,939
119,692	2.206	05/01/19	124,890
407,315	2.250	05/01/19	414,333
56,751	6.155	07/01/19	60,316
168,614	4.293	08/01/19	177,982
183,441	5.827	05/01/20	194,964
228,674	2.250	06/01/20	232,556
15,904	6.629	02/01/22	16,903
58,016	2.506	05/20/22	64,057
203,107	2.057	02/01/23	208,175
276,311	2.129	01/01/24	283,008
336,224	2.175	03/01/24	346,080
268,976	2.081	06/20/24	300,976
11,672	3.356	08/01/24	11,930
76,059	5.085	01/01/25	80,837
19,950	3.645	06/01/27	20,830
12,635	4.250	12/01/27	13,705
25,010	4.507	01/01/28	27,129

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(c) – (continued)
$17,136	2.204%	06/01/29	$ 17,627
15,352	2.218	06/01/29	15,776
2,244,582	2.387	07/01/33	2,375,124
656,781	2.485	11/01/34	701,748
13,221	3.854	05/01/36	14,125
3,009,658	2.671	03/01/37	3,216,247
593,596	2.450	09/01/37	633,205
5,587,491	2.323	12/01/37	5,937,984
101,524	1.544	06/01/40	103,401
10,048	1.344	02/01/41	10,180

			16,891,724

Adjustable Rate GNMA(c) – 0.8%
1,705,863	1.625	04/20/33	1,764,475
339,882	1.625	05/20/33	351,978
641,286	1.625	08/20/34	663,453

			2,779,906

FHLMC – 0.5%
150,111	8.000	12/01/15	154,802
215,896	5.500	01/01/20	231,234
135,923	7.000	04/01/21	148,283
64,573	7.000	08/01/21	69,847
223,436	7.000	05/01/22	247,510
744,924	7.000	06/01/22	845,977
5,533	4.500	05/01/23	5,872

			1,703,525

FNMA – 1.9%
52,839	8.000	01/01/16	54,206
294,408	7.000	03/01/17	310,984
39,721	7.000	05/01/17	41,459
32,967	5.500	03/01/18	35,039
91,616	5.500	04/01/18	96,957
6,644	5.000	09/01/19	7,068
1,985	5.000	11/01/19	2,115
12,231	5.000	01/01/20	13,032
66,559	7.000	07/01/21	73,439
128,854	7.000	11/01/21	143,713
55,950	7.000	12/01/21	57,956
149,516	7.000	01/01/22	160,206
31,462	7.000	02/01/22	35,402
108,145	7.000	01/01/28	124,597
118,333	6.500	04/01/33	132,512
80,371	6.000	05/01/38	89,110
98,023	6.000	11/01/38	108,682
226,500	6.000	09/01/39	251,129
74,440	6.000	10/01/39	82,550
56,823	6.000	10/01/40	63,002
381,124	6.000	05/01/41	422,567
356,559	3.000	08/01/42	339,546
306,541	3.000	09/01/42	292,028
137,434	3.000	11/01/42	130,894
1,903,364	3.000	12/01/42	1,812,527
1,366,135	3.000	01/01/43	1,301,181
427,806	3.000	02/01/43	407,441
107,825	3.000	03/01/43	102,720
258,322	3.000	04/01/43	246,093

			6,938,155

GNMA – 0.0%
52,776	7.000	04/15/26	61,569

TOTAL FEDERAL AGENCIES			$ 36,405,384

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 134,399,015

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 27.3%
Auto(c) – 2.6%
Ford Credit Floorplan Master Owner Trust Series 2012-1, Class A
$3,500,000	0.637%	01/15/16	$ 3,500,325
Ford Credit Floorplan Master Owner Trust Series 2012-4, Class A2
3,000,000	0.517	09/15/16	3,001,866
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2
2,500,000	0.547	01/15/18	2,500,918
Motor PLC Series 2012-A, Class A1B(a)
440,323	0.670	02/25/20	440,375

			9,443,484

Collateralized Loan Obligations(c) – 7.8%
ACIS CLO Ltd. Series 2013-1A, Class A1(a)
1,150,000	1.136	04/18/24	1,112,369
ACIS CLO Ltd. Series 2013-2A, Class A(a)
2,400,000	0.761	10/14/22	2,332,764
Black Diamond CLO Ltd. Series 2005-1A, Class A1(a)
431,832	0.515	06/20/17	429,903
Black Diamond CLO Ltd. Series 2006-1A, Class AD(a)
1,521,623	0.487	04/29/19	1,479,069
Brentwood CLO Corp. Series 2006-1A, Class A1A(a)
2,391,431	0.512	02/01/22	2,333,717
Brentwood CLO Corp. Series 2006-1A, Class A1B(a)
1,895,097	0.512	02/01/22	1,847,137
Crown Point CLO Ltd. Series 2012-1A, Class A1LA(a)
700,000	0.918	11/21/22	684,275
Crown Point CLO Ltd. Series 2013-2A, Class A1L
2,850,000	1.297	12/14/23	2,764,358
ECP CLO Ltd. Series 2008-1A, Class A1(a)
2,300,000	1.094	03/17/22	2,253,634
Gleneagles CLO Ltd. Series 2005-1A, Class A1(a)
1,808,433	0.517	11/01/17	1,790,356
Goldentree Loan Opportunities V Ltd. Series 2007-5A, Class A(a)
850,000	0.941	10/18/21	843,803
Greywolf CLO Ltd. Series 2007-1A, Class A(a)
490,916	0.483	02/18/21	480,512
KKR Financial CLO Ltd. Series 2005-1A, Class A1(a)
266,789	0.508	04/26/17	265,535
Liberty CLO Ltd. Series 2005-1A, Class A1C(a)
1,809,354	0.492	11/01/17	1,799,187
Lightpoint CLO Ltd. Series 2005-3A, Class A1A(a)
111,589	0.503	09/15/17	110,040
OCP CLO Ltd. Series 2012-2A, Class A1(a)
1,050,000	1.058	11/22/23	1,018,380
OFSI Fund V Ltd. Series 2013-5A, Class A1LA(a)
1,000,000	1.174	04/17/25	982,696
OZLM Funding III Ltd. Series 2013-3A, Class A1(a)
2,000,000	1.571	01/22/25	1,981,738
Symphony CLO XI Ltd. Series 2013-11A, Class A(a)
2,000,000	1.544	01/17/25	1,973,296
Westchester CLO Ltd. Series 2007-1X, Class A1A
1,628,223	0.467	08/01/22	1,577,773

			28,060,542

Home Equity(a) – 0.2%
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A2
600,000	1.495	01/16/46	602,735

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(c) – 16.7%
Academic Loan Funding Trust Series 2013-1, Class A(a)
$4,500,000	0.965%	12/26/44	$ 4,466,353
Access Group, Inc. Series 2005-2, Class A3
2,702,906	0.418	11/22/24	2,669,627
Access Group, Inc. Series 2013-1, Class A(a)
2,703,711	0.665	02/25/36	2,678,337
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
3,000,000	0.940	02/25/41	2,960,160
Alaska State Student Loan Corp. Series 2013, Class A
4,054,354	0.665	08/25/31	3,996,458
Bank of America Student Loan Trust Series 2010-1A, Class A(a)
262,172	1.038	02/25/43	263,296
Brazos Higher Education Authority, Inc. Series 2004-1, Class A-2
1,004,992	0.406	06/27/22	1,003,083
Brazos Higher Education Authority, Inc. Series 2005-1, Class 1A2
245,250	0.326	12/26/18	245,162
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
1,145,053	0.356	09/25/23	1,143,973
College Loan Corp. Trust Series 2004-1, Class A4
850,000	0.428	04/25/24	812,582
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A2
109,373	0.337	12/28/21	109,229
Education Funding Capital Trust I Series 2004-1, Class A2
1,579,584	0.403	12/15/22	1,570,982
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(a)
2,084,167	0.965	06/25/26	2,074,852
Education Loan Asset-Backed Trust Series 2012-1, Class A1(a)
534,989	0.615	06/25/22	533,602
Educational Services of America, Inc. Series 2010-1, Class A1(a)
2,838,306	1.088	07/25/23	2,857,621
Educational Services of America, Inc. Series 2012-1, Class A1(a)
5,442,271	1.315	09/25/40	5,536,803
GCO Education Loan Funding Trust Series 2005-2, Class A6L
1,500,000	0.388	05/27/24	1,484,888
GCO Education Loan Funding Trust Series 2006-1, Class A8L
3,037,163	0.368	05/25/25	2,958,843
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
404,515	1.188	02/25/42	405,580
Nelnet Student Loan Trust Series 2008-3, Class A4
4,500,000	1.888	11/25/24	4,676,896
Northstar Education Finance, Inc. Series 2004-1, Class A4
933,333	0.428	04/29/19	932,941
Northstar Education Finance, Inc. Series 2005-1, Class A1
611,070	0.338	10/28/26	608,424
Northstar Education Finance, Inc. Series 2012-1, Class A(a)
1,634,551	0.865	12/26/31	1,628,509
Pennsylvania State Higher Education Assistance Agency Series 2009-2 Class A-1
565,120	0.838	04/25/19	565,781
Rhode Island Student Loan Authority Series 2012-1, Class A1
4,427,797	1.069	07/01/31	4,444,493
Scholar Funding Trust Series 2012-B, Class A1(a)
175,572	0.567	10/28/25	174,173
SLM Student Loan Trust Series 2003-11, Class A4
52,437	0.433	06/15/20	52,431
SLM Student Loan Trust Series 2006-7, Class A4
171,539	0.308	04/25/22	171,304
SLM Student Loan Trust Series 2006-8, Class A4
334,220	0.318	10/25/21	332,694
SLM Student Loan Trust Series 2008-5, Class A4
1,250,000	1.938	07/25/23	1,310,737
SLM Student Loan Trust Series 2012-3, Class A
2,009,814	0.815	12/26/25	2,008,998

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
SLM Student Loan Trust Series 2012-6, Class A2
$750,000	0.445%	09/25/19	$ 746,662
South Carolina Student Loan Corp. Series 2005, Class A1
676,490	0.339	12/03/18	675,408
South Carolina Student Loan Corp. Series 2006-1, Class A1
780,684	0.329	12/02/19	775,126
US Education Loan Trust LLC Series 2006-1, Class A2(a)
3,674,086	0.369	03/01/25	3,663,146

			60,539,154

TOTAL ASSET-BACKED SECURITIES			$ 98,645,915

Government Guarantee Obligation(d) – 1.1%
Hashemite Kingdom of Jordan Government AID Bond
$4,000,000	2.503%	10/30/20	$ 3,909,699

U.S. Treasury Obligations – 8.7%
United States Treasury Bonds
$500,000	3.125%	11/15/41	$ 431,855
4,100,000	3.750 (e)	11/15/43	3,961,953
United States Treasury Inflation Protected Securities
3,792,180	2.000	01/15/14	3,792,787
2,648,712	1.250	04/15/14	2,667,333
708,323	0.125	01/15/23	669,698
1,104,004	0.375	07/15/23	1,065,706
United States Treasury Notes
10,800,000	0.875	09/15/16	10,864,584
2,500,000	1.375 (e)	09/30/18	2,469,175
1,600,000	1.250	10/31/18	1,568,624
2,800,000	1.250 (e)	11/30/18	2,739,912
1,300,000	2.000	09/30/20	1,270,568

TOTAL U.S. TREASURY OBLIGATIONS			$ 31,502,195

Contracts	Exercise Rate	Expiration Date	Value
Options Purchased – 0.4%
Interest Rate Swaptions
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.590%
$4,000,000	3.590%	03/22/16	$ 284,182
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 4.070%
3,600,000	4.070	03/29/16	179,588
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.570%
2,000,000	3.570	02/22/16	139,606
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.625%
2,100,000	3.625	02/22/16	140,765
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.503%
3,000,000	3.503	07/02/15	81,848
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.503%
3,000,000	3.503	07/02/15	156,221
Deutsche Bank AG Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
8,600,000	2.030	10/26/15	86,045
Deutsche Bank AG Call - OTC - 2 year Interest Rate Swap Strike Price 1.950%
8,600,000	1.950	10/26/15	91,423

Contracts	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions (continued)
JPMorgan Chase Bank NA Call - OTC - 2 year Interest Rate Swap Strike Price 1.855%
$8,400,000	1.855%	11/02/15	$ 98,584
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.652%
5,800,000	3.652	02/22/16	216,806

TOTAL OPTIONS PURCHASED – 0.4%			$ 1,475,068

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 270,713,812

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(f) – 24.9%
Repurchase Agreement – 24.9%
Joint Repurchase Agreement Account II
$90,100,000	0.019%	01/02/14	$ 90,100,000

TOTAL INVESTMENTS – 99.7%			$ 360,813,812

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			1,253,994

NET ASSETS – 100.0%			$ 362,067,806

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $54,255,013, which represents approximately 15.0% of net assets as of December 31, 2013.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2013.

(d)	Guranteed by United States Government until maturity. Total market value of these securities amounts to $362,067,806, which represents approximately 1.1% of net assets as of December 31, 2013.

(e)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Joint repurchase agreement was entered into on December 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
FDIC	— Federal Deposit Insurance Corp.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of
Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2013, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable: $3,805,625)	3.000%	TBA - 30yr	01/13/14	$(4,000,000)	$(3,801,250)

FUTURES CONTRACTS — At December 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(32)	March 2014	$(4,360,000)	$72,217
U.S. Long Bond	4	March 2014	513,250	(4,257)
2 Year U.S. Treasury Notes	(46)	March 2014	(10,111,375)	20,268
5 Year U.S. Treasury Notes	(58)	March 2014	(6,920,125)	45,528
10 Year U.S. Treasury Notes	25	March 2014	3,076,172	(33,635)

TOTAL				$100,121

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Deutsche Bank Securities, Inc.	$3,900	10/28/17	1.450%	3 month LIBOR	$(43,195)
	3,900	10/28/17	1.530	3 month LIBOR	(37,077)
JPMorgan Securities, Inc.	3,800	11/05/17	1.355	3 month LIBOR	(50,867)

TOTAL					$(131,139)

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$12,000	03/19/16	3 month LIBOR	0.750%	$36	$(38,920)
	7,500	03/19/19	3 month LIBOR	2.000	37	(23,348)
	2,600	03/19/21	3 month LIBOR	2.750	21	(26,536)
	3,600	03/19/24	3 month LIBOR	3.250	29	(23,286)
	800	03/19/29	3.500%	3 month LIBOR	10	(14,775)

TOTAL					$133	$(126,865)

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$361,173,066

Gross unrealized gain	241,936,198
Gross unrealized loss	(242,295,452)

Net unrealized security loss	$(359,254)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 103.2%
United States Treasury Bonds
$300,000	3.750%	11/15/43	$ 289,899
United States Treasury Inflation Protected Securities
665	1.625	01/15/15	686
7,205,334	1.875	07/15/15	7,600,475
6,943,061	2.000	01/15/16	7,403,039
4,232,600	0.125	04/15/16	4,348,997
10,076,253	2.375	01/15/17	11,096,474
5,141,650	0.125	04/15/17	5,288,650
3,916,332	2.125	01/15/19	4,375,874
9,180,765	1.375	01/15/20	9,870,791
35,608,462	1.125 (a)	01/15/21	37,461,170
27,299,008	0.375	07/15/23	26,352,005
4,832,490	2.375	01/15/25	5,567,173
16,535,624	2.500	01/15/29	19,470,697
11,130,386	2.125	02/15/40	12,525,135
8,212,435	2.125	02/15/41	9,242,849

TOTAL U.S. TREASURY OBLIGATIONS			$ 160,893,914

Contracts	Exercise Rate	Expiration Date	Value
Options Purchased – 0.2%
Interest Rate Swaptions
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.625%
$2,400,000	3.625%	02/22/16	$ 160,875
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
4,400,000	2.030	10/26/15	44,023
JPMorgan Chase Bank NA Call - OTC - 2 year Interest Rate Swap Strike Price 1.855%
5,100,000	1.855	11/02/15	59,854

TOTAL OPTIONS PURCHASED – 0.2%			$ 264,752

TOTAL INVESTMENTS – 103.4%			$ 161,158,666

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.4)%			(5,229,098)

NET ASSETS – 100.0%			$ 155,929,568

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(43)	December 2015	$(10,629,063)	$26,778
Eurodollars	(22)	March 2016	(5,421,350)	10,451
Eurodollars	(22)	June 2016	(5,404,025)	13,428
Eurodollars	(30)	March 2017	(7,302,000)	21,308
Eurodollars	(30)	June 2017	(7,281,375)	20,183
Ultra Long U.S. Treasury Bonds	(60)	March 2014	(8,175,000)	152,498
2 Year U.S. Treasury Notes	21	March 2014	4,616,063	(9,550)
5 Year U.S. Treasury Notes	79	March 2014	9,425,688	(46,076)
10 Year U.S. Treasury Notes	(108)	March 2014	(13,289,063)	232,296

TOTAL				$421,316

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Deutsche Bank Securities, Inc.	$2,000	10/28/17	1.530%	3 month LIBOR	$(19,014)
JPMorgan Securities, Inc.	2,300	11/05/17	1.355	3 month LIBOR	(30,788)

TOTAL					$(49,802)

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$5,800	03/19/16	3 month LIBOR	0.750%	$17	$(18,811)
	11,300	11/25/17	3 month LIBOR	1.675	18,194	76,359
	13,500	05/25/16	2.920%	3 month LIBOR	(40,648)	(163,274)
	6,000	11/25/23	3 month LIBOR	3.511	21,189	86,553

TOTAL					$(1,248)	$(19,173)

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$166,540,790

Gross unrealized gain	336,395
Gross unrealized loss	(5,718,519)

Net unrealized security loss	$(5,382,124)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 47.8%
Collateralized Mortgage Obligations – 18.0%
Inverse Floaters(a) – 0.0%
FNMA REMIC Series 1990-134, Class SC
$18,423	21.353%	11/25/20	$ 25,863

IOette(b) – 0.0%
FHLMC REMIC Series 1161, Class U
345	1,172.807	11/15/21	10,062

Regular Floater(a) – 9.3%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(c)
10,817,243	0.718	02/25/48	10,831,192
FNMA REMIC Series 1988-12, Class B
48,060	0.000	02/25/18	47,430
FNMA REMIC Series 2007-33, Class HF
1,156,790	0.515	04/25/37	1,159,386
NCUA Guaranteed Notes Series 2010-A1, Class A
3,706,362	0.521	12/07/20	3,709,806
NCUA Guaranteed Notes Series 2010-R2, Class 1A
7,193,306	0.532	11/06/17	7,208,199
NCUA Guaranteed Notes Series 2011-R1, Class 1A
5,488,285	0.613	01/08/20	5,519,800
NCUA Guaranteed Notes Series 2011-R2, Class 1A
18,194,288	0.563	02/06/20	18,263,228
NCUA Guaranteed Notes Series 2011-R3, Class 1A
18,300,423	0.571	03/11/20	18,363,330
NCUA Guaranteed Notes Series 2011-R4, Class 1A
28,875,707	0.542	03/06/20	28,933,233
NCUA Guaranteed Notes Series 2011-R5, Class 1A
17,370,752	0.542	04/06/20	17,404,679
NCUA Guaranteed Notes Series 2011-R6, Class 1A
10,130,758	0.542	05/07/20	10,139,859

			121,580,142

Sequential Fixed Rate – 8.3%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(c)
9,288,177	3.250	04/25/38	9,550,426
FHLMC REMIC Series 108, Class G
125,019	8.500	12/15/20	137,756
FHLMC REMIC Series 1980, Class Z
721,933	7.000	07/15/27	813,008
FHLMC REMIC Series 2019, Class Z
743,326	6.500	12/15/27	831,226
FHLMC REMIC Series 2755, Class ZA
1,590,038	5.000	02/15/34	1,713,900
FHLMC REMIC Series 3530, Class DB
11,283,235	4.000	05/15/24	11,961,256
FHLMC REMIC Series 4246, Class PT
5,931,710	6.500	02/15/36	6,753,684
FHLMC REMIC Series 4248, Class LM
10,402,650	6.500	05/15/41	11,864,761
FHLMC REMIC Series 4273, Class PD
3,782,547	6.500	11/15/43	4,241,385
FNMA REMIC Series 1989-66, Class J
245,433	7.000	09/25/19	266,932
FNMA REMIC Series 1990-16, Class E
140,899	9.000	03/25/20	160,763
FNMA REMIC Series 2005-65, Class WL
2,512,238	5.500	07/25/34	2,569,871

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2010-120, Class PC
$15,276,935	4.000%	09/25/35	$ 15,672,319
FNMA REMIC Series 2012-111, Class B
2,136,795	7.000	10/25/42	2,394,116
FNMA REMIC Series 2012-153, Class B
6,130,180	7.000	07/25/42	6,866,536
NCUA Guaranteed Notes Series 2010-C1, Class A2
20,000,000	2.900	10/29/20	20,477,344
NCUA Guaranteed Notes Series 2010-R1, Class 2A
779,378	1.840	10/07/20	786,532
NCUA Guaranteed Notes Series A4
11,000,000	3.000	06/12/19	11,506,000

			108,567,815

Sequential Floating Rate(a) – 0.4%
FHLMC REMIC Series 4272, Class SY
1,612,398	5.933	06/15/38	228,258
FHLMC REMIC Series 4273, Class PS
4,922,161	5.933	11/15/43	641,340
FNMA REMIC Series 1988-12, Class A
93,557	3.794	02/25/18	97,689
NCUA Guaranteed Notes Series 2010-R1, Class 1A
4,752,979	0.613	10/07/20	4,778,043

			5,745,330

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 235,929,212

Commercial Mortgage-Backed Securities – 5.0%
FHLMC Multifamily Structured Pass Through Certificates, Series KF02, Class A1(a)
$49,062,842	0.545%	07/25/20	$ 49,082,276
FNMA ACES Series 2009-M2, Class A2
16,261,206	3.334	01/25/19	16,875,917

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 65,958,193

Federal Agencies – 24.8%
Adjustable Rate FHLMC(a) – 0.4%
$43,601	1.740%	05/01/18	$ 43,779
50,119	2.944	10/01/25	51,063
675,380	2.613	11/01/34	717,802
3,609,601	2.393	06/01/35	3,820,199
360,821	3.096	05/01/36	383,485
90,723	2.137	10/01/36	95,960
150,016	3.029	11/01/36	159,438

			5,271,726

Adjustable Rate FNMA(a) – 3.7%
4,742	1.820	11/01/17	4,759
89,111	2.568	02/01/18	89,910
65,066	2.113	06/01/18	65,977
90,978	5.827	05/01/20	96,692
45,952	3.020	01/01/23	46,858
230,354	3.173	02/01/27	237,184
2,454,022	2.713	08/01/29	2,501,367
53,981	2.380	07/01/32	57,047
39,959	2.505	07/01/32	42,404
117,297	2.073	01/01/33	122,689
2,267,656	2.592	05/01/33	2,410,092
405,766	2.625	08/01/33	431,253
1,711,433	4.611	08/01/33	1,856,371
1,504,042	2.474	02/01/34	1,594,292

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
$550,612	2.445%	05/01/34	$ 583,934
946,089	2.511	05/01/34	1,005,515
752,195	2.345	06/01/34	795,406
654,391	2.287	10/01/34	693,163
607,150	2.334	10/01/34	645,286
1,613,536	2.381	02/01/35	1,700,864
202,343	2.472	02/01/35	214,347
396,210	2.529	03/01/35	420,985
1,444,049	2.595	03/01/35	1,533,594
1,891,640	2.122	04/01/35	1,976,119
3,069,765	2.201	04/01/35	3,186,257
1,115,415	2.595	04/01/35	1,185,312
672,515	2.260	05/01/35	706,976
402,582	2.299	05/01/35	424,245
3,078,340	2.347	08/01/35	3,271,697
953,542	2.247	10/01/35	1,004,941
2,079,299	2.589	03/01/36	2,209,904
643,017	2.402	04/01/36	671,025
1,930,015	2.672	04/01/36	2,051,243
1,487,207	2.563	06/01/36	1,561,683
2,588,770	2.634	06/01/36	2,751,375
2,351,222	2.563	07/01/36	2,468,894
3,816,450	2.420	09/01/36	4,056,169
532,030	2.560	11/01/36	565,449
2,629,363	2.622	07/01/37	2,794,519
120,184	2.718	12/01/46	127,733

			48,163,530

Adjustable Rate GNMA(a) – 0.6%
487,516	1.625	05/20/34	504,332
867,170	1.625	07/20/34	897,131
561,481	1.625	08/20/34	580,889
4,296,139	1.625	09/20/34	4,444,683
587,703	1.625	10/20/34	608,129
964,403	1.625	12/20/34	998,000

			8,033,164

FHLMC – 0.6%
7,029	8.500	10/01/15	7,095
51,941	8.000	12/01/15	53,565
5,304	7.000	03/01/16	5,415
1,068,662	5.500	01/01/20	1,144,583
285,761	7.000	04/01/22	313,873
5,533	4.500	05/01/23	5,872
32,464	7.500	01/01/31	37,176
7,606	6.000	06/01/36	8,389
5,645,623	7.000	02/01/39	6,331,698

			7,907,666

FNMA – 18.0%
5	6.000	01/01/14	5
1,063	8.500	09/01/15	1,067
31,269	8.500	10/01/15	32,684
3,687	8.500	12/01/15	3,719
8,882,880	3.660	01/01/18	9,525,603
2,698	5.500	01/01/18	2,858
7,379,517	2.800	03/01/18	7,676,588
60,464,528	3.738	06/01/18	65,012,694
171,763	5.500	07/01/18	182,821
135,649	5.500	08/01/18	143,926
249,190	5.500	09/01/18	265,520
15,800,000	2.960	11/01/18	16,425,702
33,037	5.500	12/01/18	35,223

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$15,903	5.500%	01/01/19	$ 17,007
95,428	6.000	01/01/19	105,632
26,411	5.500	03/01/19	28,244
2,726	5.500	08/01/19	2,897
9,765	5.000	09/01/19	10,360
34,768	7.000	11/01/19	37,306
41,445,618	4.317	07/01/21	44,871,695
43,449	6.000	03/01/22	48,090
3,116,160	5.500	09/01/23	3,374,214
738,203	5.500	10/01/23	799,152
6,152	7.000	12/01/24	6,873
117,379	5.000	06/01/25	127,928
104,513	6.000	02/01/26	116,953
12,591,709	4.000	09/01/26	13,342,784
588,952	5.000	06/01/27	641,881
406,078	6.000	08/01/27	454,322
1,806	7.000	08/01/27	2,081
1,789	7.000	10/01/28	1,990
50,159	6.000	01/01/29	55,703
2,100	7.000	01/01/29	2,420
1,683,279	4.500	09/01/29	1,798,237
1,041	7.000	11/01/29	1,199
128,696	8.000	02/01/31	150,206
1,356	7.000	04/01/31	1,478
9,857	7.000	05/01/32	11,327
8,852	7.000	06/01/32	10,173
5,021	7.000	08/01/32	5,770
31,123	6.000	03/01/33	34,970
4,751	5.000	04/01/33	5,191
9,187	6.000	04/01/33	10,323
2,160,081	6.500	04/01/33	2,416,577
1,154,040	5.000	12/01/33	1,260,811
2,502	7.000	04/01/34	2,882
39,867	6.000	01/01/35	44,760
4,575,877	6.000	04/01/35	5,141,432
150,373	6.000	06/01/35	167,124
297,898	6.000	09/01/35	331,083
758	6.000	11/01/35	839
64,916	6.000	01/01/36	72,148
123,951	6.000	05/01/36	137,456
10,167	6.000	06/01/36	11,275
322,932	6.000	08/01/36	358,118
114,813	6.000	09/01/36	127,323
395,770	6.000	03/01/37	439,076
2,100,658	6.000	04/01/37	2,328,930
215,265	6.000	08/01/37	238,672
428,816	7.500	10/01/37	492,912
619,672	6.000	11/01/37	687,054
150,535	6.000	04/01/38	166,904
241,113	6.000	05/01/38	267,331
294,069	6.000	11/01/38	326,046
119,902	6.000	01/01/39	132,929
3,452,354	7.000	03/01/39	3,869,904
17,878	4.500	08/01/39	18,971
679,499	6.000	09/01/39	753,386
223,319	6.000	10/01/39	247,650
12,916	5.000	11/01/39	14,053
1,362,848	5.000	03/01/40	1,488,042
111,246	6.000	09/01/40	123,333
170,469	6.000	10/01/40	189,006
7,517,522	6.000	05/01/41	8,334,963
1,415,858	4.500	08/01/41	1,502,723
378,188	4.500	10/01/41	401,390
137,800	5.000	02/01/42	150,001
2,669,500	3.000	08/01/42	2,542,074

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$2,525,211	3.000%	09/01/42	$ 2,405,489
390,759	3.000	10/01/42	372,258
1,562,671	3.000	11/01/42	1,488,419
14,533,431	3.000	12/01/42	13,840,003
9,858,988	3.000	01/01/43	9,390,986
2,857,464	3.000	02/01/43	2,721,403
735,496	3.000	03/01/43	700,676
1,990,025	3.000	04/01/43	1,895,810
2,000,000	6.000	TBA - 30yr(d)	2,220,623

			235,207,661

GNMA – 1.5%
441,287	5.500	07/15/20	473,520
7,351	6.500	01/15/32	8,391
16,370	6.500	02/15/32	18,685
16,259	6.500	08/15/34	18,560
26,235	6.500	05/15/35	29,288
6,869	6.500	06/15/35	7,668
19,264	6.500	07/15/35	21,506
3,495	6.500	08/15/35	3,900
17,967	6.500	09/15/35	20,061
14,263	6.500	10/15/35	15,927
52,726	6.500	11/15/35	58,866
59,615	6.500	12/15/35	66,513
125,385	6.500	01/15/36	140,879
76,526	6.500	02/15/36	86,632
88,417	6.500	03/15/36	100,094
214,009	6.500	04/15/36	242,272
409,765	6.500	05/15/36	463,889
376,682	6.500	06/15/36	426,430
1,972,905	6.500	07/15/36	2,233,471
2,321,152	6.500	08/15/36	2,627,716
2,936,111	6.500	09/15/36	3,323,891
1,897,606	6.500	10/15/36	2,148,228
1,205,688	6.500	11/15/36	1,364,929
740,266	6.500	12/15/36	838,036
420,006	6.500	01/15/37	475,163
235,320	6.500	02/15/37	265,714
91,276	6.500	03/15/37	103,132
144,384	6.500	04/15/37	162,906
211,025	6.500	05/15/37	238,096
164,472	6.500	08/15/37	185,572
279,993	6.500	09/15/37	315,912
337,797	6.500	10/15/37	381,131
190,177	6.500	11/15/37	214,572
1,420,304	6.500	12/15/37	1,607,889
10,238	6.500	02/15/38	11,590
53,563	6.500	05/15/38	60,437
48,824	6.500	07/15/38	54,468
8,346	6.500	08/15/38	9,448
172,219	6.000	11/15/38	191,402
74,229	6.500	11/15/38	83,751
31,667	6.500	01/15/39	35,351
58,068	6.500	02/15/39	65,737
351,448	6.500	05/15/40	400,888
266,220	6.500	07/15/40	301,380

			19,903,891

TOTAL FEDERAL AGENCIES			$ 324,487,638

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 626,375,043

Principal Amount	Interest Rate	Maturity Date	Value
Agency Debentures – 42.3%
FFCB
$3,200,000	1.460%	11/19/19	$ 3,000,442
14,500,000	3.500	12/20/23	14,360,123
FHLB
12,200,000	2.125	06/10/16	12,626,913
3,200,000	1.530	11/21/19	3,022,845
7,000,000	1.875	03/13/20	6,778,537
2,300,000	3.250	06/09/23	2,283,682
FHLMC
34,220,000	5.000	01/30/14	34,349,523
51,300,000	0.375	02/27/14	51,319,186
132,800,000	1.000	07/30/14	133,467,054
9,700,000	0.500	08/28/15	9,726,200
3,000,000	1.250	10/02/19	2,847,089
FNMA
56,400,000	4.125	04/15/14	57,044,257
28,400,000	0.000 (e)	07/05/14	28,368,845
6,900,000	0.750	12/19/14	6,936,378
26,100,000	0.375 (f)	03/16/15	26,141,755
7,900,000	0.500	05/27/15	7,926,279
8,000,000	0.500	07/02/15	8,025,371
16,500,000	0.500	10/22/15	16,512,375
96,700,000	2.375	04/11/16	100,768,266
5,200,000	6.250	05/15/29	6,507,520
16,080,000	7.125	01/15/30	21,809,418
Small Business Administration
39,329	7.200	06/01/17	42,132
125,007	6.300	05/01/18	133,895
81,241	6.300	06/01/18	86,743

TOTAL AGENCY DEBENTURES			$ 554,084,828

Government Guarantee Obligation(g) – 1.4%
Hashemite Kingdom of Jordan Government AID Bond
$19,300,000	2.503%	10/30/20	$ 18,864,300

U.S. Treasury Obligations – 5.5%
United States Treasury Bonds(f)
$5,400,000	3.750%	11/15/43	$ 5,218,182
United States Treasury Inflation Protected Securities
38,174,612	2.000	01/15/14	38,180,720
13,133,197	1.250	04/15/14	13,225,523
5,868,962	0.125	01/15/23	5,548,927
5,018,200	0.375	07/15/23	4,844,119
United States Treasury Notes(f)
5,500,000	1.250	11/30/18	5,381,970

TOTAL U.S. TREASURY OBLIGATIONS			$ 72,399,441

Contracts	Exercise Rate	Expiration Date	Value
Options Purchased – 0.4%
Interest Rate Swaptions
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.590%
$10,300,000	3.590%	03/22/16	$ 731,769
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 4.070%
9,500,000	4.070	03/29/16	473,912
Citibank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.633%
14,500,000	3.633	02/19/16	965,042

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Contracts	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions (continued)
Citibank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.645%
$8,900,000	3.645%	02/16/16	$ 583,499
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 1.950%
32,300,000	1.950	10/26/15	343,368
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
32,200,000	2.030	10/26/15	322,167
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.670%
45,600,000	3.670	03/08/16	369,326
JPMorgan Chase Bank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.498%
7,000,000	3.498	07/02/15	189,664
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.498%
7,000,000	3.498	07/02/15	366,201
JPMorgan Chase Bank NA Call - OTC - 2 year Interest Rate Swap Strike Price 1.855%
31,100,000	1.855	11/02/15	364,996
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.610%
9,400,000	3.610	02/16/16	632,573

TOTAL OPTIONS PURCHASED – 0.4%			$ 5,342,517

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 1,277,066,129

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(h) – 2.7%
Repurchase Agreement – 2.7%
Joint Repurchase Agreement Account II
$35,100,000	0.019%	01/02/14	$ 35,100,000

TOTAL INVESTMENTS – 100.1%			$ 1,312,166,129

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(1,776,270)

NET ASSETS – 100.0%			$ 1,310,389,859

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2013.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $20,381,618, which represents approximately 1.6% of net assets as of December 31, 2013.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $2,220,623 which represents approximately 0.2% of net assets as of December 31, 2013.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Guranteed by United States Government until maturity. Total market value of these securities amounts to $18,864,300, which represents approximately 1.4% of net assets as of December 31, 2013.

(h)	Joint repurchase agreement was entered into on December 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FDIC	— Federal Deposit Insurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2013, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value

FNMA	3.000%	TBA - 30yr	01/13/2014	$(37,000,000)	$(35,161,563)
FNMA	5.000	TBA - 30yr	01/13/2014	(3,000,000)	(3,260,156)

TOTAL (Proceeds Receivable: $38,449,844)					$(38,421,719)

FUTURES CONTRACTS — At December 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(349)	December 2015	$(86,268,438)	$217,341
Eurodollars	(175)	March 2016	(43,124,375)	83,133
Eurodollars	(175)	June 2016	(42,986,563)	106,818
Ultra Long U.S. Treasury Bonds	(171)	March 2014	(23,298,750)	328,227
20 Year U.S. Treasury Bonds	223	March 2014	28,613,688	(381,750)
2 Year U.S. Treasury Notes	4,529	March 2014	995,530,813	(1,885,423)
5 Year U.S. Treasury Notes	(95)	March 2014	(11,334,688)	71,728
10 Year U.S. Treasury Notes	(806)	March 2014	(99,175,781)	1,599,601

TOTAL				$139,675

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)(a)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	$31,000		11/02/16	3 month LIBOR	1.780%	$(933,557)
Deutsche Bank Securities, Inc.	14,500	(a)	10/28/17	1.450%	3 month LIBOR	(160,595)
	14,500	(a)	10/28/17	1.530	3 month LIBOR	(137,850)
	17,300	(a)	03/10/26	3.170	3 month LIBOR	(1,327,773)
JPMorgan Securities, Inc.	14,000	(a)	11/05/17	1.355	3 month LIBOR	(187,406)

TOTAL						$(2,747,181)

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$94,000	(a)	11/25/17	3 month LIBOR	1.675%	$181,628	$604,917
	2,800		11/25/17	3 month LIBOR	1.687	8	22,740
	178,100		03/19/19	3 month LIBOR	2.000	891	(554,443)
	7,200		05/07/19	1.973%	3 month LIBOR	22	(204,517)
	112,500	(a)	11/25/20	2.920	3 month LIBOR	(386,950)	(1,312,396)
	3,300		11/25/20	2.940	3 month LIBOR	17	(46,824)
	10,500		03/19/21	3 month LIBOR	2.750	$84	$(107,166)
	50,000	(a)	11/25/23	3 month LIBOR	3.511	200,810	697,035
	1,500		11/25/23	3 month LIBOR	3.532	12	24,690
	32,600	(a)	03/19/24	3 month LIBOR	3.250	(19,661)	(190,945)
	1,300		03/19/44	3 month LIBOR	3.750	23	50,791

TOTAL						$(23,116)	$(1,016,118)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,304,477,840

Gross unrealized gain	15,416,079
Gross unrealized loss	(7,727,790)

Net unrealized security gain	$7,688,289

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 46.7%
Automotive – 1.1%
Ford Motor Credit Co. LLC
$1,600,000	8.000%	12/15/16	$ 1,893,636

Banks – 17.0%
ABN AMRO Bank NV(a)(b)
1,050,000	1.036	10/28/16	1,051,575
Australia & New Zealand Banking Group Ltd.(b)
300,000	1.000	10/06/16	301,946
Banco de Bogota SA(b)
200,000	5.000	01/15/17	210,000
Banco del Estado de Chile(b)
170,000	2.000	11/09/17	167,450
Banco Nacional de Costa Rica(b)
400,000	4.875	11/01/18	392,000
Bank of America Corp.
275,000	3.625	03/17/16	289,100
3,725,000	6.000	09/01/17	4,243,794
BPCE SA(a)
1,075,000	1.488	04/25/16	1,088,989
Capital One Financial Corp.
375,000	1.000	11/06/15	374,412
Citigroup, Inc.
741,000	4.750	05/19/15	778,380
343,000	3.953	06/15/16	364,786
2,025,000	1.700	07/25/16	2,044,573
Commonwealth Bank of Australia
525,000	1.900	09/18/17	526,164
Credit Agricole SA(a)(b)
525,000	1.096	10/03/16	526,422
Credit Suisse New York
500,000	3.500	03/23/15	516,420
HSBC Bank PLC(b)
1,400,000	3.100	05/24/16	1,466,430
ING Bank NV(b)
400,000	2.000	09/25/15	406,627
350,000	1.375	03/07/16	350,552
Intesa Sanpaolo SPA
700,000	3.125	01/15/16	714,727
JPMorgan Chase & Co.
1,275,000	3.450	03/01/16	1,337,122
1,975,000	6.400	10/02/17	2,284,674
Lloyds Bank PLC
525,000	4.875	01/21/16	565,552
500,000	2.300	11/27/18	496,830
Morgan Stanley, Inc.
2,825,000	3.800	04/29/16	2,985,335
Nomura Holdings, Inc.
600,000	2.000	09/13/16	602,106
Regions Financial Corp.
355,000	5.750	06/15/15	378,075
Resona Preferred Global Securities Ltd.(a)(b)(c)
575,000	7.191	12/31/49	610,219
Royal Bank of Scotland PLC
575,000	2.550	09/18/15	588,264
275,000	4.375	03/16/16	293,559
Santander Holdings USA, Inc.(c)
350,000	3.000	09/24/15	359,016
Wells Fargo & Co.
525,000	1.500	07/01/15	532,552
575,000	2.100	05/08/17	587,417
1,125,000	5.625	12/11/17	1,288,697

			28,723,765

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Chemicals(c) – 0.3%
Polymer Group, Inc.
$400,000	7.750%		02/01/19	$ 426,000

Construction Machinery – 0.9%
Case New Holland, Inc.
1,300,000	7.875		12/01/17	1,534,000

Consumer Products – 0.4%
Avon Products, Inc.
450,000	2.375		03/15/16	455,412
Beam, Inc.
250,000	5.375		01/15/16	270,876

				726,288

Consumer Products - Household & Leisure(c) – 0.9%
Easton-Bell Sports, Inc.
1,475,000	9.750		12/01/16	1,541,375

Diversified Manufacturing – 0.1%
Pentair Finance SA
125,000	1.350		12/01/15	125,862

Electric – 0.9%
DPL, Inc.(c)
310,000	6.500		10/15/16	334,800
MidAmerican Energy Holdings Co.(b)
1,125,000	1.100		05/15/17	1,118,862

				1,453,662

Energy – 2.8%
Anadarko Petroleum Corp.
375,000	6.375		09/15/17	429,862
BP Capital Markets PLC
1,125,000	1.846		05/05/17	1,138,096
Devon Energy Corp.
450,000	0.784	(a)	12/15/16	450,782
175,000	1.200		12/15/16	175,073
Ecopetrol SA
210,000	4.250		09/18/18	221,550
Gaz Capital SA for Gazprom(d)
100,000	9.250		04/23/19	122,750
Lukoil International Finance BV
220,000	6.125		11/09/20	237,875
Noble Holding International Ltd.
100,000	2.500		03/15/17	101,738
Offshore Drilling Holding SA(c)
200,000	8.375		09/20/20	213,117
200,000	8.375	(b)	09/20/20	213,099
Pacific Rubiales Energy Corp.(b)(c)
280,000	5.375		01/26/19	281,400
Raizen Fuels Finance Ltd.
120,000	9.500		08/15/14	125,400
Rosneft Oil Co. via Rosneft International Finance Ltd.(b)
450,000	3.149		03/06/17	455,062
Transocean, Inc.
585,000	2.500		10/15/17	593,306

				4,759,110

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production(c) – 0.3%
Continental Resources, Inc.
$200,000	8.250%	10/01/19	$ 218,250
Range Resources Corp.
200,000	8.000	05/15/19	213,000

			431,250

Food & Beverage – 1.3%
Anheuser-Busch InBev Worldwide, Inc.
700,000	1.500	07/14/14	703,988
ConAgra Foods, Inc.
350,000	1.300	01/25/16	352,030
Kraft Foods, Inc.
400,000	4.125	02/09/16	424,653
Pernod-Ricard SA(b)
525,000	2.950	01/15/17	539,002
SABMiller Holdings, Inc.(b)
200,000	2.450	01/15/17	204,797

			2,224,470

Health Care Products – 0.8%
Life Technologies Corp.
150,000	4.400	03/01/15	155,514
Thermo Fisher Scientific, Inc.
450,000	3.250	11/20/14	459,557
725,000	2.400	02/01/19	720,585

			1,335,656

Health Care Services – 1.0%
Coventry Health Care, Inc.
51,000	6.300	08/15/14	52,791
Express Scripts Holding Co.
175,000	3.125	05/15/16	182,998
375,000	3.500	11/15/16	397,464
McKesson Corp.
175,000	1.400	03/15/18	169,146
Providence Health & Services Obligated Group(a)
525,000	1.047	10/01/16	522,035
UnitedHealth Group, Inc.
400,000	1.400	10/15/17	396,373

			1,720,807

Life Insurance – 0.4%
American International Group, Inc.
395,000	4.875	09/15/16	433,127
MetLife, Inc.
150,000	1.756	12/15/17	147,866

			580,993

Media - Cable – 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.(c)
500,000	7.250	10/30/17	528,750
COX Communications, Inc.
100,000	5.500	10/01/15	107,340
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
800,000	3.500	03/01/16	838,952

			1,475,042

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable – 1.0%
NBCUniversal Media LLC
$675,000	2.875%		04/01/16	$ 701,308
News America, Inc.
450,000	5.300		12/15/14	469,520
The Walt Disney Co.
475,000	0.450		12/01/15	474,314
WPP Finance UK
100,000	8.000		09/15/14	104,976

				1,750,118

Metals & Mining – 1.7%
BHP Billiton Finance USA Ltd.(a)
550,000	0.497		09/30/16	550,454
Freeport-McMoRan Copper & Gold, Inc.
475,000	1.400		02/13/15	477,020
Xstrata Finance Canada Ltd.(b)
1,750,000	2.700		10/25/17	1,769,864

				2,797,338

Noncaptive - Financial – 0.6%
General Electric Capital Corp.
950,000	2.300		04/27/17	972,736

Pharmaceuticals – 1.8%
AbbVie, Inc.
550,000	1.750		11/06/17	551,063
Actavis, Inc.
600,000	1.875		10/01/17	597,561
Mylan, Inc.(b)(c)
500,000	7.875		07/15/20	566,250
Novartis Capital Corp.
500,000	2.900		04/24/15	515,922
Perrigo Co. PLC(b)
750,000	1.300		11/08/16	748,414
Zoetis, Inc.
75,000	1.150		02/01/16	75,177

				3,054,387

Pipelines – 2.9%
Copano Energy LLC/Copano Energy Finance Corp.(c)
175,000	7.125		04/01/21	200,375
El Paso Natural Gas Co. LLC
325,000	5.950		04/15/17	361,834
El Paso Pipeline Partners Operating Co. LLC
550,000	4.100		11/15/15	579,059
Energy Transfer Partners LP
100,000	5.950		02/01/15	105,354
100,000	3.259	(a)(c)	11/01/66	91,000
Enterprise Products Operating LLC(a)(c)
1,150,000	8.375		08/01/66	1,275,063
675,000	7.034		01/15/68	745,875
ONEOK Partners LP(c)
250,000	3.250		02/01/16	260,693
Spectra Energy Partners LP(c)
350,000	2.950		06/15/16	363,345
TransCanada PipeLines Ltd.(a)(c)
950,000	6.350		05/15/67	978,500

				4,961,098

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trust – 1.8%
ERP Operating LP
$475,000	5.250%	09/15/14	$ 490,115
HCP, Inc.
500,000	3.750	02/01/16	524,400
Kilroy Realty LP
450,000	5.000	11/03/15	480,962
Realty Income Corp.(c)
125,000	2.000	01/31/18	122,077
Simon Property Group LP(c)
100,000	6.100	05/01/16	110,018
Ventas Realty LP/Ventas Capital Corp.
675,000	3.125	11/30/15	699,693
WEA Finance LLC(b)
575,000	5.750	09/02/15	620,209

			3,047,474

Restaurants – 0.1%
Brinker International, Inc.
150,000	2.600	05/15/18	148,250

Retailers - Food & Drug – 0.6%
The Kroger Co.(a)
550,000	0.804	10/17/16	551,207
Walgreen Co.
500,000	1.000	03/13/15	501,693

			1,052,900

Technology – 0.5%
Hewlett-Packard Co.
600,000	3.000	09/15/16	625,138
225,000	2.600	09/15/17	229,490

			854,628

Technology - Hardware – 0.4%
Apple, Inc.(a)
500,000	0.292	05/03/16	499,894
Seagate Technology HDD Holdings
27,000	6.800	10/01/16	30,510
Tech Data Corp.
75,000	3.750	09/21/17	77,635

			608,039

Tobacco(b) – 0.4%
Imperial Tobacco Finance PLC
725,000	2.050	02/11/18	716,895

Transportation(b) – 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.
701,000	3.375	03/15/18	719,438

Wireless Telecommunications – 1.7%
American Tower Corp.
525,000	4.500	01/15/18	564,208
Sprint Communications, Inc.
1,400,000	6.000	12/01/16	1,526,000
Sprint Corp.
175,000	8.375	08/15/17	202,125
Vodafone Group PLC
550,000	0.900	02/19/16	547,505

			2,839,838

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – 3.7%
AT&T, Inc.
$725,000	2.400%	08/15/16	$ 748,041
Deutsche Telekom International Finance BV(b)
175,000	2.250	03/06/17	177,493
Frontier Communications Corp.
1,325,000	8.250	04/15/17	1,537,000
PAETEC Holding Corp.(c)
500,000	9.875	12/01/18	558,750
Telecom Italia Capital SA
66,000	5.250	10/01/15	69,382
Telefonica Emisiones SAU
100,000	4.949	01/15/15	103,842
150,000	3.192	04/27/18	152,756
Verizon Communications, Inc.
125,000	3.000	04/01/16	130,788
1,400,000	1.773 (a)	09/15/16	1,442,321
1,300,000	2.500	09/15/16	1,346,057

			6,266,430

TOTAL CORPORATE OBLIGATIONS			$ 78,741,485

Mortgage-Backed Obligations – 13.3%
Collateralized Mortgage Obligations – 5.2%
Inverse Floaters(a) – 0.0%
GNMA Series 2013-113, Class SD
$438,815	6.533%	08/16/43	$ 64,353

Sequential Fixed Rate – 2.8%
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class A1A
232,632	5.361	02/15/40	247,981
FHLMC Multifamily Structured Pass-Through Certificates Series K019, Class A2
1,700,000	2.272	03/25/22	1,584,111
FHLMC Multifamily Structured Pass-Through Certificates Series K028, Class A2
1,600,000	3.111	02/25/23	1,559,811
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
296,334	2.779	09/25/22	302,718
FHLMC Multifamily Structured Pass-Through Certificates Series K501, Class A1
81,032	1.337	06/25/16	81,839
FHLMC Multifamily Structured Pass-Through Certificates Series K501, Class A2
200,000	1.655	11/25/16	202,949
FHLMC Multifamily Structured Pass-Through Certificates Series K707, Class A2
100,000	2.220	12/25/18	100,441
FHLMC Multifamily Structured Pass-Through Certificates Series K710, Class A2
100,000	1.883	05/25/19	98,106
FNMA REMIC Series 2012-111, Class B
140,118	7.000	10/25/42	156,991
FNMA REMIC Series 2012-153, Class B
380,757	7.000	07/25/42	426,493

			4,761,440

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – 2.4%
Darrowby PLC Series 2012- 1, Class A
GBP	67,933	2.224%	02/20/44	$ 114,853
FNMA REMIC Series 2007-33, Class HF
	$69,244	0.515	04/25/37	69,400
Granite Master Issuer PLC Series 2005-1, Class A6
GBP	25,766	0.729	12/20/54	42,312
Granite Master Issuer PLC Series 2005-4, Class A5
EUR	257,659	0.445	12/20/54	352,191
Granite Master Issuer PLC Series 2006-1X, Class A7
GBP	77,298	0.729	12/20/54	126,936
Granite Master Issuer PLC Series 2006-2, Class A6
	77,298	0.709	12/20/54	126,936
Granite Master Issuer PLC Series 2006-3, Class A5
EUR	51,532	0.465	12/20/54	70,438
Granite Master Issuer PLC Series 2007-1, Class 2A1
	$180,361	0.307	12/20/54	178,407
Granite Master Issuer PLC Series 2007-1, Class 5A1
GBP	103,063	0.709	12/20/54	169,248
Granite Master Issuer PLC Series 2007-2, Class 4A2
	25,766	0.709	12/17/54	42,312
Granite Mortgages PLC Series 2003-2, Class 1B
	$64,002	1.222	07/20/43	62,931
Granite Mortgages PLC Series 2003-2, Class 3A
GBP	284,805	0.997	07/20/43	469,771
Granite Mortgages PLC Series 2004-3, Class 2A1
	$130,256	0.525	09/20/44	129,256
Granite Mortgages PLC Series 2004-3, Class 3A2
GBP	359,424	0.904	09/20/44	591,837
Leek Finance Number Eighteen PLC Series 2018X, Class A2C
EUR	52,235	0.553	09/21/38	73,966
Leek Finance PLC Series 2017X, Class A2C
	34,752	0.573	12/21/37	49,257
Leek Finance PLC Series 2018X, Class A2B
	$208,940	0.506	09/21/38	214,683
Permanent Master Issuer PLC Series 2010-1X, Class 2A2
EUR	400,000	1.477	07/15/42	557,121
Permanent Master Issuer PLC Series 2011-2X, Class 1A2
	$250,000	1.794	07/15/42	252,343
Springleaf Mortgage Loan Trust Series 2012-3A, Class A(b)
	143,586	1.570	12/25/59	141,905
Thrones PLC Series 2013-1, Class A
GBP	98,504	2.017	07/20/44	163,580

				3,999,683

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 8,825,476

Commercial Mortgage-Backed Securities(a) – 4.5%
Sequential Floating Rate – 4.5%
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class A1A
	$898,061	5.526%	01/15/49	$ 971,571
FHLMC Multifamily Structured Pass Through Certificates, Series KF02, Class A1
	3,797,124	0.545	07/25/20	3,798,628
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A2
	1,900,000	3.250	04/25/23	1,870,745
FHLMC Multifamily Structured Pass-Through Certificates Series K031, Class A2
	800,000	3.300	04/25/23	789,249
FHLMC Multifamily Structured Pass-Through Certificates Series KF01, Class A
	113,667	0.518	04/25/19	113,697
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11, Class A4
	148,261	5.335	08/12/37	154,176

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 7,698,066

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Federal Agencies – 3.6%
FHLMC – 0.3%
	$478,443	7.000%	02/01/39	$ 536,585

FNMA – 3.3%
	23,984	6.000	11/01/34	26,913
	978,755	6.000	10/01/35	1,087,786
	10,977	6.000	11/01/35	12,200
	10,269	6.000	09/01/37	11,369
	80,371	6.000	05/01/38	89,110
	198,063	6.000	07/01/38	219,282
	98,023	6.000	11/01/38	108,682
	287,696	7.000	03/01/39	322,492
	226,500	6.000	09/01/39	251,129
	74,440	6.000	10/01/39	82,550
	56,823	6.000	10/01/40	63,002
	1,159,078	6.000	05/01/41	1,285,114
	63,836	5.000	01/01/42	69,488
	168,019	3.000	08/01/42	160,005
	153,187	3.000	09/01/42	145,934
	51,031	3.000	11/01/42	48,601
	702,377	3.000	12/01/42	668,826
	536,217	3.000	01/01/43	510,706
	205,205	3.000	02/01/43	195,440
	53,884	3.000	03/01/43	51,333
	74,218	3.000	04/01/43	70,704

				5,480,666

TOTAL FEDERAL AGENCIES				$ 6,017,251

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 22,540,793

Agency Debenture – 0.7%
FFCB
	$1,200,000	3.500%	12/20/23	$ 1,188,424

Asset-Backed Securities – 10.1%
Auto – 0.8%
Ally Master Owner Trust Series 2012-5, Class A
	$350,000	1.540%	09/15/19	$ 347,534
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2(a)
	900,000	0.547	01/15/18	900,330
Motor PLC Series 2012-A, Class A1B(a)(b)
	62,903	0.670	02/25/20	62,911
Toyota Auto Receivables Owner Trust Series 2011-B, Class A3
	128,290	0.680	06/15/15	128,408

				1,439,183

Collateralized Loan Obligations(a) – 5.4%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(b)
	579,335	0.892	11/01/18	568,285
ACIS CLO Ltd. Series 2013-1A, Class ACOM(b)
	600,000	1.493	04/18/24	577,874
ACIS CLO Ltd. Series 2013-2A, Class A(b)
	100,000	0.761	10/14/22	97,198
ACIS CLO Ltd. Series 2013-2A, Class ACOM(b)
	800,000	1.176	10/14/22	773,584

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(a) – (continued)
Black Diamond CLO Ltd. Series 2006-1A, Class AD(b)
$490,846	0.487%	04/29/19	$ 477,119
Brentwood CLO Corp. Series 2006-1A, Class A1A(b)
767,063	0.512	02/01/22	748,551
Brentwood CLO Corp. Series 2006-1A, Class A1B(b)
360,971	0.512	02/01/22	351,836
Crown Point CLO Ltd. Series 2012-1A, Class A1LA(b)
100,000	0.918	11/21/22	97,754
Crown Point CLO Ltd. Series 2013-2A, Class ACOM
1,200,000	1.407	12/14/23	1,160,035
Grayson CLO Ltd. Series 2006-1A, Class A1A(b)
227,144	0.487	11/01/21	221,065
Greywolf CLO Ltd. Series 2007-1A, Class A(b)
589,099	0.484	02/18/21	576,614
Jasper CLO Ltd. Series 2005-1A, Class A(b)
90,090	0.512	08/01/17	89,738
KKR Financial CLO Ltd. Series 2007-1A, Class A(b)
1,942,766	0.591	05/15/21	1,908,014
OCP CLO Ltd. Series 2012-2A, Class ACOM(b)
300,000	1.477	11/22/23	295,340
OFSI Fund V Ltd. Series 2013-5A, Class ACOM(b)
300,000	1.592	04/17/25	295,247
Red River CLO Ltd. Series 1A, Class A(b)
648,993	0.512	07/27/18	635,646
Westchester CLO Ltd. Series 2007-1X, Class A1A
203,528	0.467	08/01/22	197,222

			9,071,122

Home Equity(b) – 0.6%
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A2
200,000	1.495	01/16/46	200,912
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class A2
200,000	1.147	05/16/44	199,277
Springleaf Mortgage Loan Trust Series 2013-2A, Class A(a)
544,609	1.780	12/25/65	541,633

			941,822

Student Loan(a) – 3.3%
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
1,000,000	0.940	02/25/41	986,720
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
75,498	0.356	09/25/23	75,427
College Loan Corp. Trust Series 2004-1, Class A4
100,000	0.428	04/25/24	95,598
Education Loan Asset-Backed Trust Series 2012-1, Class A1(b)
69,781	0.615	06/25/22	69,600
Educational Services of America, Inc. Series 2012-1, Class A1(b)
170,071	1.315	09/25/40	173,025
EFS Volunteer No 3 LLC Series 2012-1, Class A2(b)
500,000	1.166	02/25/25	506,100
GCO Education Loan Funding Trust Series 2005-2, Class A5L
38,268	0.358	05/25/21	38,221
Nelnet Student Loan Corp.Series 2004-2A, Class A4
53,893	0.378	08/26/19	53,829
Nelnet Student Loan Trust Series 2008-3, Class A4
1,300,000	1.888	11/25/24	1,351,103
Northstar Education Finance, Inc. Series 2012-1, Class A(b)
301,101	0.865	12/26/31	299,989
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(b)
158,583	0.715	05/25/27	156,859

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(a) – (continued)
SLC Student Loan Trust Series 2006-1, Class A4
	$161,258	0.323%	12/15/21	$ 160,606
SLM Student Loan Trust Series 2006-8, Class A4
	167,110	0.318	10/25/21	166,347
SLM Student Loan Trust Series 2006-9, Class A4
	163,162	0.308	10/25/22	162,532
SLM Student Loan Trust Series 2012-2, Class A
	195,831	0.865	01/25/29	196,048
US Education Loan Trust LLC Series 2006-1, Class A2(b)
	1,054,762	0.369	03/01/25	1,051,621

				5,543,625

TOTAL ASSET-BACKED SECURITIES				$ 16,995,752

Foreign Debt Obligations – 2.2%
Sovereign – 2.2%
Dominican Republic
	$200,000	7.500%	05/06/21	$ 216,000
Hellenic Republic Government Bond(a)
EUR	50,000	1.619	05/21/14	66,901
	80,000	0.971	08/10/14	104,987
Kommunalbanken AS(b)
	$100,000	1.000	09/26/17	98,582
Republic of Colombia
	100,000	7.375	03/18/19	119,750
Republic of Honduras(b)
	200,000	8.750	12/16/20	201,000
Republic of Indonesia
	100,000	11.625	03/04/19	133,375
	200,000	6.125 (b)	03/15/19	212,750
	200,000	3.375 (b)	04/15/23	170,500
Republic of Nigeria(b)
	220,000	5.125	07/12/18	224,950
Republic of Panama
	29,000	7.250	03/15/15	31,175
Republic of Turkey
	170,000	7.000	09/26/16	186,788
Russian Federation(b)
	400,000	3.500	01/16/19	407,500
	1,200,000	4.875	09/16/23	1,224,000
United Mexican States
	260,000	5.875	01/15/14	260,260

TOTAL FOREIGN DEBT OBLIGATIONS				$ 3,658,518

Municipal Debt Obligations – 3.5%
California – 0.9%
California State GO Bonds (Various Purposes) Series 2013
	$1,575,000	5.000%	11/01/43	$ 1,593,191

Florida – 0.2%
Miami-Dade County FL Transit System Sales Surtax RB (Sales Tax) Series 2012
	275,000	5.000	07/01/42	275,754

Illinois – 0.3%
Illinois State GO Bonds Series 2010
	525,000	4.071	01/01/14	525,000

Maryland – 0.3%
City of Baltimore MD RB (Water Project) Series 2013 A
	260,000	5.000	07/01/42	269,516
	260,000	5.000	07/01/43	269,092

				538,608

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Massachusetts – 0.3%
Massachusetts State College Building Authority RB Series 2014 A
$260,000	5.000%	05/01/43	$ 271,198
Massachusetts State GO Bonds Series 2010 A(a)
200,000	0.590	02/01/14	200,046

			471,244

New Jersey – 0.6%
New Jersey Economic Development Authority RB Series B(e)
550,000	0.000	02/15/16	528,831
New Jersey State Transportation Trust Fund Authority RB (Transportation System) Series 2012 A
460,000	5.000	06/15/42	463,197

			992,028

New York – 0.3%
New York City Water & Sewer System Finance Authority RB (Second General Resolution) Series 2013 BB
545,000	5.000	06/15/46	556,096

Texas – 0.2%
Dallas-Fort Worth TX International Airport RB (Improvement) Series 2013 B
255,000	5.000	11/01/44	250,262

Washington – 0.4%
University of Washington RB (Refunding) Series 2012 A
680,000	5.000	07/01/41	704,732

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 5,906,915

U.S. Treasury Obligations – 10.7%
United State Treasury Bills(e)
$13,500,000	0.010%	03/20/14	$ 13,498,245
1,400,000	0.000	04/24/14	1,399,736
United States Treasury Bonds
809,000	3.625 (f)	08/15/43	763,874
500,000	3.750	11/15/43	483,165
United States Treasury Notes
500,000	1.250	10/31/18	490,195
1,400,000	1.250	11/30/18	1,369,956

TOTAL U.S. TREASURY OBLIGATIONS			$ 18,005,171

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.7%
Interest Rate Swaptions
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.670%
$13,000,000	3.670%	03/08/16	$ 857,364
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
9,300,000	2.030	10/26/15	93,048
JPMorgan Chase Bank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.498%
3,000,000	3.498	07/02/15	81,285

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions (continued)
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.498%
3,000,000	3.498	07/02/15	156,943

TOTAL OPTIONS PURCHASED – 0.7%			$ 1,188,640

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 148,225,698

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(g) – 4.7%
Repurchase Agreement – 4.7%
Joint Repurchase Agreement Account II
$8,000,000	0.019%	01/02/14	$ 8,000,000

TOTAL INVESTMENTS – 92.6%			$ 156,225,698

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.4%			12,403,883

NET ASSETS – 100.0%			$ 168,629,581

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2013.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $27,270,985, which represents approximately 16.2% of net assets as of December 31, 2013.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2013.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Joint repurchase agreement was entered into on December 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement
STIBOR	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Barclays Bank PLC	CAD/USD	03/19/14	$75,748	$748
	EUR/CHF	03/19/14	569,714	2,564
	GBP/EUR	03/19/14	149,948	521
	USD/BRL	01/13/14	65,448	552
	USD/EUR	03/19/14	78,413	218
BNP Paribas SA	CZK/EUR	03/19/14	72,910	570
	EUR/PLN	03/19/14	68,637	147
	EUR/USD	03/19/14	226,985	1,796
	PLN/USD	03/19/14	40,549	186
	USD/BRL	01/13/14	63,840	1,160
	USD/EUR	03/19/14	219,151	146
	USD/JPY	03/19/14	99,419	2,581
Citibank NA	NZD/USD	03/19/14	124,281	424
	USD/BRL	01/31/14	65,412	755
	USD/JPY	03/19/14	509,935	13,065
Credit Suisse International (London)	COP/USD	01/09/14	52,381	381
	USD/CHF	03/19/14	176,566	349
	USD/EUR	03/19/14	448,468	92
	USD/JPY	03/19/14	265,733	5,537
Deutsche Bank AG (London)	CAD/USD	03/19/14	74,242	242
	CNH/USD	01/08/14	182,340	1,340
	NOK/EUR	03/19/14	464,920	4,899
	TRY/USD	03/19/14	79,346	346
	USD/IDR	01/22/14	73,540	3,461
HSBC Bank PLC	CHF/USD	03/19/14	75,336	336
	GBP/EUR	03/19/14	423,706	5,469
	PHP/USD	02/07/14	218,703	171
	USD/BRL	01/13/14	71,859	1,141
	USD/CHF	03/19/14	734,586	4,216
	USD/JPY	03/19/14	253,443	6,557
	USD/SGD	03/19/14	135,506	494
JPMorgan Securities, Inc.	USD/EUR	01/29/14	1,349,501	805
	USD/EUR	03/19/14	78,413	446
	USD/SGD	03/19/14	209,646	1,369
Morgan Stanley Capital Services, Inc.	GBP/USD	03/19/14	682,010	6,347
	USD/BRL	01/13/14	41,297	100
	USD/SGD	03/19/14	180,355	1,645
Royal Bank of Canada	BRL/USD	01/09/14	104,950	950
	BRL/USD	01/10/14	51,443	443
	CAD/USD	03/19/14	75,703	703
	USD/BRL	01/09/14	52,825	720
	USD/BRL	01/10/14	87,329	783
	USD/BRL	01/13/14	84,696	1,898
	USD/BRL	01/31/14	61,605	1,372
	USD/CAD	03/19/14	66,291	209
	USD/TRY	03/19/14	608,013	30,913
State Street Bank	JPY/USD	03/19/14	157,080	80
	USD/JPY	03/19/14	1,354,918	31,905
Westpac Banking Corp.	AUD/USD	03/19/14	440,593	1,266
	USD/NZD	03/19/14	436,681	2,886

TOTAL				$145,304

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC	AUD/USD	03/19/14	$79,058	$(786)
	BRL/USD	01/21/14	145,095	(1,905)
	KRW/USD	01/13/14	129,408	(92)
	MYR/USD	01/13/14	368,046	(6,954)
	MYR/USD	01/23/14	306,964	(36)
	MYR/USD	02/13/14	102,204	(1,864)
	PHP/USD	01/27/14	42,545	(714)
	TRY/USD	03/19/14	145,019	(4,981)
	USD/BRL	01/13/14	317,360	(3,360)
	USD/RUB	02/14/14	78,727	(207)
BNP Paribas SA	EUR/HUF	03/19/14	76,103	(440)
	JPY/USD	03/19/14	267,575	(4,425)
	MYR/USD	01/10/14	43,690	(886)
	MYR/USD	02/07/14	180,034	(976)
	PHP/USD	01/28/14	22,306	(369)
	USD/BRL	01/09/14	52,125	(625)
	USD/BRL	01/13/14	144,892	(441)
	USD/CZK	03/19/14	125,997	(1,507)
Citibank NA	BRL/USD	01/13/14	255,922	(3,078)
	INR/USD	01/16/14	65,916	(84)
	JPY/USD	03/19/14	516,607	(4,393)
	MXN/USD	03/19/14	129,139	(861)
	TWD/USD	01/10/14	86,332	(845)
	USD/RUB	01/17/14	156,041	(41)
Credit Suisse International (London)	MXN/USD	03/19/14	174,009	(1,432)
	TWD/USD	01/10/14	148,996	(1,382)
	USD/CAD	03/19/14	178,396	(6)
	USD/RUB	01/23/14	382,835	(1,835)
	USD/RUB	02/07/14	138,438	(2,110)
Deutsche Bank AG (London)	BRL/USD	01/10/14	172,515	(485)
	EUR/HUF	03/19/14	51,867	(967)
	EUR/PLN	03/19/14	40,549	(111)
	INR/USD	01/13/14	64,423	(577)
	JPY/USD	03/19/14	396,493	(5,507)
	KRW/USD	01/13/14	129,651	(349)
	MXN/USD	03/19/14	1,093,695	(17,184)
	PHP/USD	01/28/14	22,306	(45)
	TRY/USD	03/19/14	165,541	(5,821)
	TWD/USD	02/06/14	86,954	(1,058)
	USD/BRL	01/10/14	92,474	(1,164)
	USD/CNH	01/08/14	158,129	(4,129)
	USD/RUB	02/14/14	73,126	(37)
HSBC Bank PLC	BRL/USD	01/13/14	48,859	(141)
	USD/CNH	01/08/14	24,212	(67)
	USD/SGD	03/19/14	150,324	(324)
JPMorgan Securities, Inc.	BRL/USD	01/13/14	48,797	(203)
	IDR/USD	01/22/14	17,985	(292)
	JPY/USD	03/19/14	65,099	(1,420)
	MYR/USD	02/13/14	42,682	(891)
	PHP/USD	01/09/14	79,269	(928)
	TRY/USD	03/19/14	71,745	(3,255)
	TWD/USD	01/21/14	42,756	(348)
	USD/EUR	03/19/14	518,627	(1,907)
	USD/GBP	01/24/14	1,955,401	(27,621)
	USD/RUB	01/27/14	139,051	(347)
	USD/SEK	03/19/14	55,934	(770)
Morgan Stanley Capital Services, Inc.	BRL/USD	01/13/14	259,558	(1,442)
	MYR/USD	01/10/14	42,709	(1,262)
	TRY/USD	03/19/14	139,629	(7,371)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Royal Bank of Canada	BRL/USD	01/13/14	$64,191	$(809)
	BRL/USD	01/21/14	72,942	(1,058)
	BRL/USD	01/31/14	127,695	(1,445)
	USD/CAD	03/19/14	482,686	(2,064)
	USD/CLP	01/31/14	48,938	(216)
State Street Bank	JPY/USD	03/19/14	156,828	(172)
Westpac Banking Corp.	AUD/EUR	03/19/14	258,626	(5,594)
	MYR/USD	01/28/14	175,208	(2,471)
	NZD/USD	03/19/14	65,411	(373)
	USD/AUD	03/19/14	270,041	(360)

TOTAL				$(147,220)

FORWARD SALES CONTRACTS — At December 31, 2013, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA (Proceeds receivable: $950,625)	3.000%	TBA - 30yr	01/13/2014	$(1,000,000)	$(950,313)

FUTURES CONTRACTS — At December 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(4)	December 2014	$(1,370,609)	$(1,658)
Eurodollars	(110)	December 2015	(27,190,625)	55,753
Eurodollars	(55)	March 2016	(13,553,375)	26,070
Eurodollars	(55)	June 2016	(13,510,063)	32,256
Italian 10 Year Government Bonds	6	March 2014	947,747	6,028
Ultra Long U.S. Treasury Bonds	(22)	March 2014	(2,997,500)	34,107
5 Year German Euro-Bobl	8	March 2014	1,369,426	(15,120)
10 Year German Euro-Bund	(11)	March 2014	(2,106,017)	16,350
10 Year U.K. Long Gilt	(3)	March 2014	(529,374)	5,956
2 Year U.S. Treasury Notes	39	March 2014	8,572,688	(14,200)
5 Year U.S. Treasury Notes	175	March 2014	20,879,687	(170,128)
10 Year U.S. Treasury Notes	(44)	March 2014	(5,414,063)	64,508
20 Year U.S. Treasury Bonds	19	March 2014	2,437,938	(34,114)

TOTAL				$5,808

SWAP CONTRACTS — At December 31, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	BRL	2,410	01/04/16	10.390%	1 month Brazilian Interbank Deposit Average	$—	$(12,895)
Barclays Bank PLC		770	01/04/16	10.300	1 month Brazilian Interbank Deposit Average	—	(4,716)
	KRW	126,360	05/10/23	3 month KWCDC	2.735	—	6,465
		141,900	05/20/23	3 month KWCDC	2.830	—	6,253
		141,900	05/20/23	3 month KWCDC	2.840	—	6,143
Citibank NA	BRL	1,610	01/02/15	8.518	1 month Brazilian Interbank Deposit Average	—	(11,617)
		640	01/04/16	10.090	1 month Brazilian Interbank Deposit Average	—	(5,044)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Deutsche Bank Securities, Inc.		2,120		01/02/15	8.150	1 month Brazilian Interbank Deposit Average	—	(20,440)
		$4,200	(a)	10/28/17	1.530	3 month LIBOR	$—	$(39,929)
	KRW	141,880		05/15/23	3 month KWCDC	2.815	—	6,395
		$4,900	(a)	03/10/26	3.170	3 month LIBOR	—	(376,074)
JPMorgan Securities, Inc.	BRL	770		01/02/15	8.220	1 month Brazilian Interbank Deposit Average	—	(7,067)
		2,160		01/02/15	8.155	1 month Brazilian Interbank Deposit Average	—	(20,759)

TOTAL							$—	$(473,285)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	NOK	3,380	06/30/15	3 month NIBOR	2.000%	$(1,195)	$(302)
	AUD	2,840	09/05/15	3.200%	6 month AUDOR	(248)	7,652
	EUR	1,580	09/26/15	0.750	6 month EURO	1,335	3,131
		$2,230	09/26/15	3 month LIBOR	0.650	(690)	(2,127)
	NZD	1,620	12/15/15	4.250	3 month NZDOR	(985)	845
		$22,500	03/19/16	0.750	3 month LIBOR	68	72,839
	SEK	20,240	03/19/16	3 month STIBOR	1.500	(5,927)	(2,139)
	GBP	270	06/25/16	1.650	6 month BP	1,137	(1,719)
		2,000	11/25/16	6 month BP	1.320	(1,284)	27,027
		$18,300	11/25/17	3 month LIBOR	1.675	44,861	108,264
	EUR	630	03/19/19	1.250	6 month EURO	889	(4,939)
		$770	03/19/19	2.000	3 month LIBOR	31,028	(28,635)
	CAD	830	03/19/19	2.250	6 month CDOR	2,776	(8,013)
		$1,540	03/19/19	3 month LIBOR	2.000	(19,561)	14,775
	SEK	5,230	03/19/19	3 month STIBOR	2.000	3,916	7,033
	NZD	180	03/19/19	4.750	3 month NZDOR	(509)	(157)
	AUD	140	03/19/19	6 month AUDOR	4.000	(730)	23
	JPY	94,230	04/24/20	0.610	6 month JYOR	586	(997)
		$22,000	11/25/20	2.920	3 month LIBOR	(91,034)	(241,283)
		2,100	03/19/21	3 month LIBOR	2.750	17	(21,433)
	GBP	2,800	11/25/21	2.700	6 month BP	3,495	(96,323)
		$1,850	10/08/23	4.250	3 month LIBOR	589	(25,303)
	JPY	283,740	10/08/23	6 month JYOR	1.250	(3,234)	26,019
		$9,700	11/25/23	3 month LIBOR	3.511	43,270	130,912
	JPY	2,210	03/19/24	0.750	6 month JYOR	(222)	(207)
		$4,290	03/19/24	3 month LIBOR	3.250	(1,691)	(26,023)
	GBP	1,800	11/25/24	6 month BP	3.080	(1,969)	64,247
		1,200	03/07/25	6 month BP	2.550	4,474	46,386
	JPY	151,110	04/24/25	6 month JYOR	1.030	1,213	17,259
		341,000	05/09/25	6 month JYOR	1.650	46,418	(21,633)
		209,000	05/09/27	1.880	6 month JYOR	(41,691)	22,655
		$8,500	03/19/29	3 month LIBOR	3.500	102	156,777
	JPY	77,330	04/24/30	1.480	6 month JYOR	48	(10,957)
		$440	03/19/44	3.750	3 month LIBOR	(11,676)	(5,523)
	GBP	310	03/19/44	6 month BP	3.500	(5,229)	1,048

TOTAL						$(1,653)	$209,179

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2013.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid) by Fund	Termination Date	Credit Spread at December 31, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America Securities LLC	Tranches of Commercial Mortgage Backed Index AAA Series 4	$700	0.350%	02/17/51	0.794	$(20,609)	$9,740
Citibank NA	Tranches of Commercial Mortgage Backed Index AAA Series 4	1,600	0.350	02/17/51	0.794	(51,298)	26,449

TOTAL						$(71,907)	$36,189

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Referenced Obligation	Notional Amount (000s)		Rates Received (Paid) by Fund	Termination Date	Credit Spread at December 31, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America Investment Grade Index 20		$4,250	1.000%	12/20/17	0.452	$70,525	$21,607
		6,175	1.000	06/20/18	0.541	80,507	44,559
	EUR	3,175	1.000	12/20/18	0.703	34,726	28,818

TOTAL						$185,758	$94,984

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$155,668,793

Gross unrealized gain	1,205,698
Gross unrealized loss	(648,793)

Net unrealized security gain	$556,905

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iv. Treasury Inflation Protected Securities —TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments – Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from a third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2013:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$224,860,607	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	185,285,324	4,130,135	—
Asset-Backed Securities	—	35,378,079	—
Foreign Debt Obligations	—	5,191,007	—
Government Guarantee Obligations	—	14,723,069	—
Short-term Investments	—	54,400,000	—
Total	$185,285,324	$338,682,897	$—

Derivative Type
Assets(a)
Futures Contracts	$589,321	$—	$—

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$260,924,729	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	206,292,507	123,599,705	—
Asset-Backed Securities	—	20,386,221	—
Municipal Debt Obligation	—	2,412,800	—
Government Guarantee Obligations	—	7,517,565	—
Short-term Investments	—	24,100,000	—
Total	$206,292,507	$438,941,020	$—

Derivative Type
Assets(a)
Futures Contracts	$992,705	$—	$—
Interest Rate Swap Contracts	—	809,928	—
Total	$992,705	$809,928	$—
Liabilities(a)
Futures Contracts	$(1,441,006)	$—	$—
Interest Rate Swap Contracts	—	(1,058,914)	—
Total	$(1,441,006)	$(1,058,914)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$781,920	$—
Mortgage-Backed Obligations	—	134,399,015	—
Asset-Backed Securities	—	98,645,915	—
Government Guarantee Obligation	—	3,909,699	—
U.S. Treasury Obligations	31,502,195	—	—
Short-term Investments	—	90,100,000	—
Total	$31,502,195	$327,836,549	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(3,801,250)	$—

Derivative Type
Assets
Options Purchased	$—	$1,475,068	$—
Futures Contracts(a)	138,013	—	—
Total	$138,013	$1,475,068	$—

Liabilities(a)
Futures Contracts	$(37,892)	$—	$—
Interest Rate Swap Contracts	—	(258,004)	—
Total	$(37,892)	$(258,004)	$—

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations	$160,893,914	$—	$—
Total	$160,893,914	$—	$—

Derivative Type
Assets
Options Purchased	$—	$264,752	$—
Futures Contracts(a)	476,942	—	—
Interest Rate Swap Contracts(a)		162,912
Total	$476,942	$427,664	$—
Liabilities(a)
Futures Contracts	$(55,626)	$—	$—
Interest Rate Swap Contracts	—	(231,887)	—
Total	$(55,626)	$(231,887)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$626,375,043	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	72,399,441	554,084,828	—
Government Guarantee Obligation	—	18,864,300	—
Short-term Investments	—	35,100,000	—
Total	$72,399,441	$1,234,424,171	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(38,421,719)	$—

Derivative Type
Assets
Options Purchased	$—	$5,342,517	$—
Futures Contracts(a)	2,406,848	—	—
Interest Rate Swap Contracts(a)	—	1,400,173	—
Total	$2,406,848	$6,742,690	$—
Liabilities(a)
Futures Contracts	$(2,267,173)	$—	$—
Interest Rate Swap Contracts	—	(5,163,472)	—
Total	$(2,267,173)	$(5,163,472)	$—

SHORT DURATION INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$78,741,485	$—
Mortgage-Backed Obligations	—	22,540,793	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	18,005,171	1,188,424	—
Asset-Backed Securities	—	16,995,752	—
Foreign Debt Obligations	—	3,658,518	—
Municipal Debt Obligations	—	5,906,915	—
Short-term Investments	—	8,000,000	—
Total	$18,005,171	$137,031,887	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(950,313)	$—

Derivative Type
Assets
Options Purchased	$—	$1,188,640	$—
Forward Foreign Currency Exchange Contracts(a)	—	145,304	—
Futures Contracts(a)	241,028	—	—
Interest Rate Swap Contracts(a)	—	732,148	—
Credit Default Swap Contracts(a)	—	131,173	—
Total	$241,028	$2,197,265	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(147,220)	$—
Futures Contracts	(235,220)	—	—
Interest Rate Swap Contracts	—	(996,254)	—
Total	$(235,220)	$(1,143,474)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2013, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of January 2, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Enhanced Income Fund	$54,400,000	$54,400,057	$55,837,000
Government Income Fund	24,100,000	24,100,025	24,736,612
High Quality Floating Rate Fund	90,100,000	90,100,095	92,480,032
Short Duration Government Fund	35,100,000	35,100,037	36,027,182
Short Duration Income Fund	8,000,000	8,000,008	8,211,324

REPURCHASE AGREEMENTS — At December 31, 2013, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Enhanced Income	Government Income	High Quality Floating Rate	Short Duration Government	Short Duration Income
BNP Paribas Securities Co.	0.020%	$7,412,348	$3,283,780	$12,276,702	$4,782,600	$1,090,051
Citigroup Global Markets, Inc.	0.010	3,097,698	1,372,326	5,130,562	1,998,698	455,544
Citigroup Global Markets, Inc.	0.020	12,169,527	5,391,280	20,155,780	7,852,030	1,789,636
Merrill Lynch & Co., Inc.	0.010	2,181,664	966,509	3,613,382	1,407,655	320,833
TD Securities USA LLC	0.010	15,488,490	6,861,628	25,652,810	9,993,492	2,277,720
Wells Fargo Securities LLC	0.030	14,050,273	6,224,477	23,270,764	9,065,525	2,066,216
TOTAL		$54,400,000	$24,100,000	$90,100,000	$35,100,000	$8,000,000

At December 31, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.157% to 3.500%	08/14/15 to 07/03/23
Federal Home Loan Bank	0.000 to 5.250	01/03/14 to 12/13/19
Federal Home Loan Mortgage Corp.	0.450 to 7.000	11/25/14 to 12/01/43
Federal National Mortgage Association	0.000 to 7.000	05/01/14 to 01/01/44
Government National Mortgage Association	2.500 to 7.500	04/15/23 to 12/20/43
Tennessee Valley Authority Interest-Only Stripped Securities	0.000	11/01/14 to 11/01/18
United States Treasury Bonds	5.250 to 7.625	02/15/25 to 11/15/28
United States Treasury Inflation Protected Security	0.125	4/15/2018
United States Treasury Interest-Only Stripped Security	0.000	11/15/2015
United States Treasury Notes	0.250 to 8.875	06/30/14 to 05/31/19
United States Treasury Principal-Only Stripped Securities	0.000	02/15/14 to 08/15/18

The Funds’ risks include, but are not limited to, the following:

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 27, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date February 27, 2014

*	Print the name and title of each signing officer under his or her signature.